Goldman Sachs Funds

TAXABLE INVESTMENT GRADE FUNDS

Semiannual Report April 30, 2000

Current income potential from

portfolios that invest in a

variety of fixed income securities.

[GRAPHIC]

[LOGO OF GOLDMAN SACHS]

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Market Overview

Dear Shareholder:

During the period under review, bond markets around the world generally posted lackluster results, due to expanding economies and higher yields.

Market Review

  The Dollar Bloc -- Despite repeated attempts by the Federal Reserve Board to slow economic growth, the U.S. economy continued to grow at a rapid pace during the reporting period. The GDP increased 6.9% during the fourth quarter of 1999, and the economic expansion hit a record nine years in February 2000. The Federal Reserve vowed to remain steadfast in its resolve to cool the economy and preempt inflation. Another major factor affecting the U.S. bond market was the U.S. Treasury's decision to buy back long maturity debt. The reduction in supply is aimed at reducing the average maturity and interest cost of Treasury debt. This led to a sharp increase in demand for 30-year bonds, resulting in a sharp rally and an inverted yield curve.
  Elsewhere, in New Zealand, Canada and Australia returns were also lackluster, as interest rate hikes in both Australia and New Zealand, along with weakening currencies, resulted in higher yields in all these markets.
  Europe -- Throughout much of Continental Europe, there was a continuation of the economic rebound that took hold during 1999. Increase in economic activity, falling unemployment rates and strong consumer confidence, coupled with an uptick in inflation, prompted the European Central Bank (ECB) to raise interest rates on several occasions. While economic fundamentals in the region were strong, the euro fell sharply versus the U.S. dollar. Investors were drawn to the impressive growth rates in the U.S. and euro-zone finance ministers failed to take action to prop up the euro currency.
  Japan -- The long-awaited recovery in the Japanese economy may finally be at hand. While fragile macroeconomic conditions persist, corporate restructuring has helped to increase profitability in a number of sectors. Yields have moved higher as the brighter economic outlook has led market participants to speculate that Bank of Japan may soon end the "zero interest rate" policy.

  Outlook

  Looking ahead, we are becoming more constructive on the outlook for the U.S. and European bond markets, although we retain our negative bias toward the Japanese bond market. In both the U.S. and Europe, we believe previously enacted and anticipated interest rate hikes have been largely priced into the market. In both regions we feel that these increased rates will result in slower economic growth and moderate inflation and increase the potential for a moderate rebound in their respective bond markets. However, we believe that the Bank of Japan will raise rates prior to year-end, likely resulting in falling bond prices.

  Sincerely,

/s/ David B. Ford	/s/ David W. Blood	/s/ Sharmin Mossavar-Rahmani
David B. Ford	David W. Blood	Sharmin Mossavar-Rahmani
Co-Head, Goldman Sachs	Co-Head, Goldman Sachs	CIO, Fixed Income Investments,
Asset Management	Asset Management	Goldman Sachs Asset Management

May 9, 2000

NOT FDIC-INSURED

May Lose Value

No Bank Guarantee

FUND BASICS

Adjustable Rate Government Fund

as of April 30, 2000

Assets Under Management

$247.8 Million

NASDAQ SYMBOLS

Class A Shares

GSAMX

Institutional Shares

GSARX

Service Shares

GSASX

PERFORMANCE REVIEW

October 31, 1999- April 30 , 2000	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	6-Month U.S. Treasury[3]	1-Year U.S. Treasury[3]

Class A	2.70%	5.44%	2.72%	2.24%
Institutional	2.90%	5.92%	2.72%	2.24%
Service	2.48%	5.38%	2.72%	2.24%

[1]

The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions.

[2]

The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

[3]	The 6-Month and 1-Year U.S. Treasury securities reported by Merrill Lynch do not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS

For the period ending 3/31/00	Class A	Institutional	Service

One Year[4]	3.29%	5.20%	4.57%
Five Years[4]	N/A	5.84%	N/A
Since Inception[4]	5.10%	5.34%	4.74%
	(5/15/95)	(7/17/91)	(3/27/97)

[4]

The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 1.5% for Class A shares. Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 4/30/00 [5]

Sector Allocation

Adjustable Rate Mortgage Securities	72.3%
Collateralized Mortgage Obligations	9.4%
Fixed Rate Pass-Throughs	6.6%
Cash Equivalents	9.0%

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIE W

Adjustable Rate Government Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Adjustable Rate Government Fund for the six month period that ended April 30, 2000.

Performance Review

Over the six month reporting period that ended April 30, 2000, the Fund's Class A, Institutional and Service shares generated cumulative total returns, at net asset value, of 2.70%, 2.90% and 2.48%, respectively. These returns generally outperformed the Fund's benchmarks, the six-month U.S. Treasury bill and the one-year U.S. Treasury bill, which returned 2.72% and 2.24%, respectively.

Investment Objective

The Fund seeks a high level of current income consistent with low volatility of principal, primarily through investments in securities issued by the U.S. government, its agencies, instrumentalities or sponsored enterprises that are adjustable rate mortgage pass-through securities and other mortgage securities with periodic interest rate resets.

Portfolio Composition

We maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management.

Portfolio Highlights

  Adjustable Rate Mortgages (ARMS) (71.7% on October 31, 1999 to 72.3% on April 30, 2000) -- During the reporting period the Fund's allocation to ARMs increased, due to our positive view on prepayment spreads.
  Collateralized Mortgage Obligations (CMOs) (14.1% on October 31, 1999 to 9.4% on April 30, 2000) -- The Fund reallocated assets from CMOs to ARMs, based on their strong technical and fundamental factors.
  Fixed-Rate Pass-Throughs (7.9% on October 31, 1999 to 6.6% on April 30, 2000) -- The Fund's allocation to fixed-rate pass-throughs remained relatively stable during the reporting period.

PERFORMANCE OVERVIEW

Portfolio Outlook

We continue our favorable outlook on the U.S. fixed income market, although spreads remain vulnerable to technical factors including both Federal Reserve and U.S. Treasury activities. However, we also believe recent spread widening will provide attractive buying opportunities across a variety of fixed income sectors. In particular, we believe the mortgage market currently represents excellent value, and find lower coupons to be particularly attractive.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2000

FIXED INCOME
INVESTMENT
PROCESS OVERVIEW

1
Sector Allocation

Our sector specialists work together to assess relative value among sectors and create investment strategies to meet each fund's objectives.

2
Security Selection
In selecting securities for each portfolio, our fixed income teams have access to the vast resources of Goldman Sachs.
3
Yield Curve Strategies

We adjust the term structure of our portfolios based on our expectations of the relationship between short- and long-term interest rates, while keeping each fund's duration close to its benchmark.

FUND BASICS

Short Duration Government Fund
as of April 30, 2000

Assets Under Management

$179.4 Million

NASDAQ SYMBOLS

Class A Shares

GSSDX

Class B Shares

GSDGX

Class C Shares

GSDCX

Institutional Shares

GSTGX

Service Shares

GSDSX

PERFORMANCE REVIEW

October 31, 1999- April 30, 2000	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	2-Year U.S. Treasury Security[3]

Class A	1.31%	5.52%	1.33%
Class B	0.90%	5.04%	1.33%
Class C	0.82%	4.88%	1.33%
Institutional	1.41%	6.04%	1.33%
Service	1.15%	5.55%	1.33%

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions.
[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3]	The 2-Year U.S. Treasury security does not reflect any fees or expenses.

STANDARDIZED TOTAL RETURNS

For the period ending 3/31/00	Class A	Class B	Class C	Institutional	Service

One Year[4]	0.33%	-0.28%	0.69%	2.67%	2.27%
Five Years[4]	N/A	N/A	N/A	5.99%	N/A
Ten Years[4]	N/A	N/A	N/A	6.25%	N/A
Since Inception[4]	3.98%	3.72%	3.39%	6.61%	5.07%
	(5/1/97)	(5/1/97)	(8/15/97)	(8/15/88)	(4/10/96)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 2% for Class A shares, the assumed deferred sales charge for Class B shares (2% maximum declining to 0% after three years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 4/30/00 [5]

Sector Allocation

Collateralized Mortgage Obligations	44.8%
Fixed Rate Pass-Throughs	26.1%
Adjustable Rate Mortgage Securities	22.4%
Agency Debentures	4.5%

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIE W

Short Duration Government Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Short Duration Government Fund for the six month period that ended April 30, 2000.

Performance Review

Over the six month reporting period that ended April 30, 2000, the Fund's Class A, B, C, Institutional and Service shares generated cumulative total returns, at net asset value, of 1.31%, 0.90%, 0.82%, 1.41% and 1.15%, respectively. Over the same time period the Fund's benchmark, the two-year U.S. Treasury security, generated a 1.33% cumulative total return.

Investment Objective

The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation, primarily through investing in U.S. Government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while deemphasizing directional duration management.

Portfolio Highlights

  Collateralized Mortgage Obligations (CMOs) (41.4% on October 31, 1999 to 44.8% on April 30, 2000) --The Fund's exposure to CMOs rose, due to compelling values in the marketplace.
  Fixed Rate Pass-Throughs (30.2% on October 31, 1999 to 26.1% on April 30, 2000) --The Fund's holding in fixed-rate pass-throughs were reduced in favor of CMOs, to take advantage of relative values.
  Adjustable Rate Mortgage Securities (ARMs) (20.4% on October 31, 1999 to 22.4% on April 30, 2000) --The Fund increased its exposure to ARMs, as a ready supply existed at attractive prices.
  Agency Debentures (6.9% on October 31, 1999 to 4.5% on April 30, 2000) --The Fund shifted its exposure from agency debentures into ARMs based on the prevailing market environment.

PERFORMANCE OVERVIE W

Portfolio Outlook

We continue our favorable outlook on the U.S. fixed income market, although spreads remain vulnerable to technical factors including both Federal Reserve and U.S. Treasury activities. However, we also believe recent spread widening will provide attractive buying opportunities across a variety of fixed income sectors. In particular, we believe the mortgage market currently represents excellent value, and find lower coupons to be particularly attractive.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2000

FUND BASICS

Government Income Fund
as of April 30, 2000

Assets Under Management

$108.6 Million

NASDAQ SYMBOLS

Class A Shares

GSGOX

Class B Shares

GSOBX

Class C Shares

GSOCX

Institutional Shares

GSOIX

Service Shares

GSOSX

PERFORMANCE REVIEW

October 31, 1999-	Fund Total Return	30-Day	Lehman Govt./
April 30, 2000	(based on NAV)[1]	Standardized Yield[2]	Mortgage Index[3]

Class A	1.65%	6.05%	1.80%
Class B	1.20%	5.58%	1.80%
Class C	1.20%	5.58%	1.80%
Institutional	1.85%	N/A	1.80%
Service	1.97%	N/A	1.80%

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions.
[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3]	The Lehman Brothers Government/Mortgage Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS

For the period ending 3/31/00	Class A	Class B	Class C	Institutional	Service

One Year[4]	-3.14%	-4.42%	-0.34%	1.82%	1.67%
Five Years[4]	5.71%	N/A	N/A	N/A	6.57%
Since Inception[4]	5.43%	4.50%	4.14%	5.24%	6.04%
	(2/10/93)	(5/1/96)	(8/15/97)	(8/15/97)	(2/10/93)[5]

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).BecauseInstitutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

[5]	Performance data for Service shares prior to 8/15/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class Ashares in the Fund reflects the expenses applicable to the Fund's Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

PORTFOLIO COMPOSITION AS OF 4/30/00 [6]

Sector Allocation

Mortgage-Backed Securities	64.0%
Asset-Backed Securities	15.3%
Agency Debentures	11.2%
U.S. Treasuries	9.3%
Cash Equivalents	6.1%
Municipal Bonds	1.8%

[6]	Figures represent a percentage of net assets and may not sum to 100% . The Fund is actively managed and, as such, itscomposition may differ over time.

Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIE W

Government Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Government Income Fund for the six month period that ended April 30, 2000.

Performance Review

Over the six month reporting period that ended April 30, 2000, the Fund's Class A, B, C, Institutional and Service shares generated cumulative total returns, at net asset value, of 1.65%, 1.20%, 1.20%, 1.85% and 1.97%, respectively. Over the same time period, the Fund's benchmark, the Lehman Government/Mortgage Index, generated a 1.80% cumulative total return.

Investment Objective

The Fund seeks a high level of current income consistent with safety of principal, primarily through investing in U.S. government securities and repurchase agreements collateralized by such securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while deemphasizing directional duration management.

Portfolio Highlights

■ Mortgage-Backed Securities (MBS) (59.7% on October 31, 1999 to 64.0% on April 30, 2000) - The Fund's position in mortgage-backed securities increased during the reporting period.

■ U.S.Treasuries (12.2% on October 31, 1999 to 9.3% on April 30, 2000) - The Fund opportunistically moved out of U.S. Treasuries during the reporting period into higher yielding credit sectors.

■ Asset-Backed Securities (ABS) (15.5% on October 31, 1999 to 15.3% on April 30, 2000)

The Fund maintained its exposure to asset-backed securities.

■ Agency Debentures (10.7% on October 31, 1999 to 11.2% on April 30, 2000) - The Fund slightly increased its exposure to agency debentures during the reporting period.

PERFORMANCE OVERVIEW

Portfolio Outlook

We continue our favorable outlook on the U.S. fixed income market, although spreads remain vulnerable to technical factors including both Federal Reserve and U.S. Treasury activities. However, we also believe recent spread widening will provide attractive buying opportunities across a variety of fixed income sectors. In particular, we believe the mortgage market currently represents excellent value, and find lower coupons to be particularly attractive.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 9, 2000

FUND BASICS

Core Fixed Income Fund
as of April 30, 2000

Assets Under Management

$331.5 Million

NASDAQ SYMBOLS

Class A Shares

GCFIX

Class B Shares

GCFBX

Class C Shares

GCFCX

Institutional Shares

GSFIX

Service Shares

GSCSX

PERFORMANCE REVIEW

October 31, 1999- April 30, 2000	Fund Total Return (based on NAV)[1]	30-Day Standardized Yield[2]	Lehman Aggregate Bond Index[3]

Class A	1.27%	6.20%	1.42%
Class B	1.01%	5.72%	1.42%
Class C	1.01%	5.73%	1.42%
Institutional	1.48%	6.90%	1.42%
Service	1.33%	6.39%	1.42%

[1]	The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions.
[2]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
[3]	The Lehman Aggregate Bond Index does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS

For the period ending 3/31/00	Class A	Class B	Class C	Institutional	Service

One Year[4]	-3.10%	-4.41%	-0.33%	1.83%	1.22%
Five Years[4]	N/A	N/A	N/A	7.05%	N/A
Since Inception[4]	4.07%	3.86%	4.06%	6.03%	5.62%
	(5/1/97)	(5/1/97)	(8/15/97)	(1/5/94)	(3/13/96)

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years) and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

PORTFOLIO COMPOSITION AS OF 4/30/00 5

Sector Allocation

Mortgage-Backed Securities	45.5%	U.S. Treasuries	5.6%
Corporate Bonds	32.8%	Emerging Market Debt	2.4%
Asset-Backed Securities	11.7%	Agency Debentures	1.0%
Cash Equivalents	7.6%	Sovereign Credit	0.9%

[5]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced.

PERFORMANCE OVERVIEW

Core Fixed Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Core Fixed Income Fund for the six month period that ended April 30, 2000.

Performance Review

Over the six month reporting period that ended April 30, 2000, the Fund's Class A, B, C, Institutional and Service shares generated cumulative total returns, at net asset value, of 1.27%, 1.01%, 1.01%, 1.48% and 1.33% respectively. Over the same time period, the Fund's benchmark, the Lehman Brothers Aggregate Bond Index, generated a cumulative return of 1.42%.

Investment Objective

The Fund seeks total return consisting of capital appreciation and income that exceeds that of the Lehman Brothers Aggregate Bond Index, primarily through fixed income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, corporate debt securities, mortgage-backed securities and asset-backed securities.

Portfolio Composition

During the period, we maintained our strategy of focusing on sectors and securities that we believe will generate a competitive total rate of return relative to the benchmark, while de-emphasizing directional duration management. Therefore, during the period under review, we underweighted Treasury and agency securities relative to the benchmark, and overweighted corporate, mortgage- and asset-backed and emerging market debt securities.

Portfolio Highlights

  Mortgage-Backed Securities (MBS) (42.6% on October 31, 1999 to 45.5% on April 30, 2000) -- The Fund's exposure to mortgage-backed securities slightly increased during the reporting period.
  Corporate Bonds (35.0% on October 31, 1999 to 32.8% on April 30, 2000) -- Generally speaking, corporate bonds underperformed during the period, with the inversion of the yield curve being the primary driver behind widening spreads at the long end of the corporate curve.
  Asset-Backed Securities (ABS) (9.6% on October 31, 1999 to 11.7% on April 30, 2000) -- ABS spreads widened in recent months. However, late in the reporting period spreads solidified, due to narrowing swap spreads and light primary issuance.
  U.S.Treasuries (4.2% on October 31, 1999 to 5.6% on April 30, 2000) -- Appreciation in the Fund's U.S. Treasury security holdings were largely responsible for its increased weighting in the portfolio.

PERFORMANCE OVERVIEW

    Emerging Market Debt (EMD) (1.7% on October 31, 1999 to 2.4% on April 30, 2000) -- As equity markets have performed strongly across the globe, the EMD sector has recently been a key contributor to excess returns. However, the sector remains vulnerable to U.S. fixed income and equity market volatility.

    Portfolio Outlook

    We continue our favorable outlook on the U.S. fixed income market, although spreads remain vulnerable to technical factors including both Federal Reserve and U.S. Treasury activities. However, we also believe recent spread widening will provide attractive buying opportunities across a variety of fixed income sectors. In particular, we believe the mortgage market currently represents excellent value, and find lower coupons to be particularly attractive. In addition, our outlook within emerging markets remains positive, as fundamentals, growth prospects and capital flows remain supportive for the market.

    We thank you for your investment and look forward to your continued confidence.

    Goldman Sachs U.S. Fixed Income Investment Management Team

    May 9, 2000

FUND BASICS

Global Income Fund
as of April 30, 2000

Assets Under Management

$571.4 Million

NASDAQ SYMBOLS

Class A Shares

GSGIX

Class B Shares

GSLBX

Class C Shares

GSLCX

Institutional Shares

GSGLX

Service Shares

GGISX

PERFORMANCE REVIEW

October 31, 1999--	Fund Total Return	30-Day	JPM Global Govt.
April 30, 2000	(based on NAV)[1]	Standardized Yield[2]	Bond Index[3]

Class A	2.16%	3.81%	3.38%
Class B	1.92%	3.49%	3.38%
Class C	1.91%	3.49%	3.38%
Institutional	2.43%	4.65%	3.38%
Service	2.18%	4.15%	3.38%

1 The net asset value represents the net assets of the Fund (ex-dividend) divided by the total number of shares outstanding. The Fund's performance reflects the reinvestment of dividends and other distributions.

2 The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is compounded semiannually and then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

3 The composition and characteristics of the securities in the JP Morgan (JPM) Global Government Bond Index (hedged) are not identical to those of the Fund. Also, unlike the Fund's return, the Index's return does not reflect any fees or expenses. Investors cannot invest directly in the Index.

STANDARDIZED TOTAL RETURNS

For the period ending 3/31/00	Class A	Class B	Class C	Institutional	Service

One Year[4]	-4.30%	-5.23%	-1.20%	0.88%	0.31%
Five Years[4]	7.23%	N/A	N/A	N/A	8.29%
Since Inception[4]	6.77%	5.83%	5.26%	8.55%	7.39%
	(8/2/91)	(5/1/96)	(8/15/97)	(8/1/95)	(8/2/91)[5]

[4]	The Standardized Total Returns are average annual returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 4.5% for Class A shares, the assumed deferred sales charge for Class B shares (5% maximum declining to 0% after six years), and the assumed deferred sales charge for Class C shares (1% if redeemed within 12 months of purchase).Because Institutional and Service shares do not involve sales charges, such charges have not been applied to their Standardized Total Returns.

[5]	Performance data for Service shares prior to 3/12/97 (commencement of operations) is that of Class A shares (excluding the impact of front-end sales charges applicable to Class A shares since Service shares are not subject to any sales charges). Performance of Class A shares in the Fund reflects the expenses applicable to the Fund's Class A shares. The fees applicable to Service shares are different from those applicable to Class A shares which impact performance ratings and rankings for a class of shares.

TOP POSITIONS AS OF 4/30/00 6

Bonds Denomination		Bonds Denomination

1. U.S. Dollar	37.4%	6. Canadian Dollar	2.0%
2. Euro Currency	22.2%	7. Swedish Krona	1.8%
3. Japanese Yen	17.5%	8. South African Rand	1.7%
4. British Pound	10.7%	9. Danish Krone	1.6%
5. U.S. Dollar Cash Equivalents	2.7%	10. German Mark	1.5%

[6]	Figures represent a percentage of net assets and may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.
Total return figures represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence performance would be reduced.

PERFORMANCE OVERVIEW

Global Income Fund

Dear Shareholder,

We are pleased to report on the performance of the Goldman Sachs Global Income Fund for the six month period that ended April 30, 2000.

Performance Review

Over the six month reporting period that ended April 30, 2000, the Fund's Class A, B, C, Institutional and Service shares generated cumulative total returns, at net asset value, of 2.16%, 1.92%, 1.91%, 2.43% and 2.18%, respectively. Over the same time period, the Fund's benchmark, the JP Morgan Global Government Bond Index (hedged into U.S. dollars), generated a 3.38% cumulative total return.

The Fund's underperformance versus its benchmark is attributable to several factors. In recent months, the exposure to credit in the portfolio had an offsetting negative impact, due to a widening of swap spreads in the U.S. Currency management also has a negative impact on overall performance, caused mainly by the fall in the Australian dollar.

Investment Objective

The Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation primarily through investments in fixed income securities of U.S. and foreign issuers and through transactions in foreign currencies.

Portfolio Positioning

The Fund began the reporting period with an overweight exposure in the U.S., as a slowing of economic growth rates was anticipated. However, we scaled back to a neutral position, based on continued robust economic expansion, and the near certainty that the Federal Reserve will continue raising interest rates to ward off inflation. The Fund also moved to an underweight position in Canadian bonds, following a period of significant outperformance relative to the U.S.

During the first quarter of the year, a position in the 2-3 year area of the UK yield curve was introduced. This was based on the belief that UK economy has entered the advance stages of its economic upturn. Recent economic data has demonstrated that aggressive tightening by the Monetary Policy Committee is starting to have an effect on the manufacturing and retail sectors. In addition, with sterling remaining strong, it's believed that the short end of the UK yield curve offers attractive values.

In terms of currency, we have recently implemented a short yen position, as we feel that much of the Japanese recovery story has been priced into the market. In addition, we believe that equity flows will be less supportive for the yen going forward. Exposure to the British pound was also taken against the U.S, dollar and euro.

PERFORMANCE OVERVIE W

Portfolio Outlook

We currently favor the U.S. and European bond markets over the Japanese counterparts. In the U.S., the recent emergence of inflationary pressures have resulted in a sharp sell off in the bond market, with a further 100 basis points of tightening now fully discounted. In our view these rate hikes, combined with the previous 125 basis points of tightening, will slow the economy and more importantly keep inflationary pressures in check. Similarly in Europe, the prospective rate hikes now priced into the bond market should ensure that the ECB keeps inflation below their ceiling of 2%. This could enable bonds to stage a moderate rally through to year-end.

Japan continues to grow at a steady but unspectacular pace, which nevertheless should provide the Bank of Japan with the ability to raise rates moderately before year end, thereby bringing an end to the zero rate policy. This is currently not fully discounted by the market and we would anticipate a modest sell-off in the Japanese bond market.

In terms of currencies, we maintain a positive view on the U.S. dollar versus the yen, euro and the pound. This is largely due to interest rate differentials. In addition, with respect to the yen, recent data has shown limited signs of a sustainable recovery in the economy. This, coupled with foreign investors reducing equity weights, leads us to believe that the yen will remain under pressure. Finally, we expect the drivers for the weak euro to remain. These include equity outflows from U.S. investors and continued purchase of U.S. assets from Europe.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Global Fixed Income Investment Management Team

May 9, 2000

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

The Goldman Sachs Advantage

Founded in 1869, Goldman, Sachs & Co. is a premier financial services firm traditionally known on Wall Street and around the world for its institutional expertise.

Today, the firm's Investment Management Division provides individual investors the opportunity to tap the resources of a global institutional powerhouse -- and put this expertise to work in their individual portfolios.

What Sets Goldman Sachs Funds Apart?

1
Resources and Relationships
Our portfolio management teams are located on-site, around the world, in New York, London, Tokyo and Singapore. Their understanding of local economies, markets, industries and cultures helps deliver what many investors want: access to global investment opportunities and consistent, risk-adjusted performance.

2
In-Depth Research
Our portfolio management teams make on-site visits to hundreds of companies eachmonth, then construct selective portfolios with an emphasis on their best ideas. Our teams also have access to Goldman, Sachs & Co.'s Global Investment ResearchDepartment.

3

Risk Management
In this, our institutional heritage is clear. Institutions, as well as many individual investors, often look to us to manage the risks of global investing over time in different market environments.

To learn more about the Goldman Sachs Funds, call your investment professional today.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Performance Summary
April 30, 2000 (Unaudited)

The following graph shows the value as of April 30, 2000, of a $10,000 investment made on August 1, 1991 in the Institutional shares of the Adjustable Rate Government Fund. For comparative purposes, the performance of the Fund’s benchmarks, the six-month and one-year U.S. Treasury Bills (“Six-Month T-Bill/One-Year T-Bill”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A and Service shares will vary from Institutional shares due to differences in fees and loads.

Adjustable Rate Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 1, 1991 to April 30, 2000. (a)

Average Annual Total Return through April 30, 2000	Since Inception	Five Years	One Year	Six Months (b)

Class A shares (commenced May 15, 1995)
Excluding sales charges	5.41%	n/a	4.71%	2.70%
Including sales charges	5.09%	n/a	3.11%	1.13%

Institutional shares (commenced July 17, 1991)	5.34%	5.79%	5.12%	2.90%

Service shares (commenced March 27, 1997)	4.70%	n/a	4.43%	2.48%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Statement of Investments
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 88.3%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 29.8%
$ 1,330,467	6.90%	07/01/2018	$ 1,376,820
2,918,220	7.55	11/01/2018	2,930,068
661,170	7.05	12/01/2018	681,422
3,915,446	7.25	05/01/2019	4,009,652
7,181,089	7.35	11/01/2019	7,359,467
5,890,329	6.90	01/01/2020	6,058,734
2,162,478	7.21	05/01/2020	2,245,604
11,663,574	7.10	06/01/2020	11,805,753
17,043,970	7.35	02/01/2022	17,374,282
3,315,611	6.98	06/01/2022	3,372,441
1,910,245	7.22	08/01/2022	1,965,470
3,113,367	6.91	09/01/2022	3,225,261
2,545,096	7.00	09/01/2022	2,591,010
4,376,846	7.29	06/01/2024	4,543,735
1,578,658	7.41	02/01/2028	1,619,119
2,700,658	7.21	07/01/2030	2,793,911

			$73,952,749

Adjustable Rate Federal National Mortgage Association (FNMA)# – 38.7%
$ 683,484	7.29%	04/01/2003	$ 674,517
538,337	7.02	11/01/2014	549,663
3,118,305	6.23	03/01/2017	3,163,147
1,707,939	7.20	03/01/2017	1,769,322
6,653,421	6.93	04/01/2017	6,592,343
321,921	7.19	11/01/2017	333,089
2,397,392	6.20	03/01/2018	2,391,997
572,928	6.80	03/01/2018	578,835
489,434	7.18	05/01/2018	501,136
4,472,131	7.34	06/01/2018	4,586,080
1,945,775	7.48	08/01/2018	2,003,408
981,613	6.78	10/01/2018	1,004,161
3,059,433	6.75	11/01/2018	3,148,340
92,151	6.79	11/01/2018	94,440
1,626,580	6.96	06/01/2019	1,651,629
2,011,779	7.67	07/01/2019	2,076,840
850,752	7.07	08/01/2019	866,567
9,784,203	7.44	05/01/2020	10,006,598
4,661,084	7.30	07/01/2020	4,818,396
4,930,971	5.81	12/25/2020	4,905,774
2,704,546	7.24	01/01/2021	2,797,934
22,296,593	7.24	09/01/2021	23,157,018
188,540	7.60	01/01/2022	190,190
1,112,089	6.73	05/20/2022	1,120,674
839,210	7.45	08/01/2022	872,384
2,979,344	7.75	02/01/2023	3,088,268
133,335	6.23	12/01/2023	129,919
7,537,347	6.44	06/20/2024	7,650,106
3,146,340	7.02	08/01/2027	3,231,889
1,240,006	6.98	10/01/2027	1,261,223
572,876	7.86	01/01/2028	578,336

			$95,794,223

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Adjustable Rate Government National Mortgage Association (GNMA)# – 3.8%
$ 1,730,566	6.38%	03/20/2016	$ 1,749,499
2,696,772	6.75	08/20/2018	2,729,214
3,212,568	6.38	02/20/2021	3,244,694
1,597,172	6.38	06/20/2022	1,610,157

			$ 9,333,564

Federal Home Loan Mortgage Corp. (FHLMC) – 3.7%
$ 1,710,146	6.50%	03/01/2013	$ 1,637,995
3,467,203	6.50	04/01/2013	3,321,997
1,453,547	6.50	05/01/2013	1,392,222
2,837,718	6.50	06/01/2013	2,718,931

			$ 9,071,145

Federal National Mortgage Association (FNMA) – 1.6%
$ 4,016,196	8.00%	11/01/2017	$ 4,037,522

Government National Mortgage Association (GNMA) – 1.3%
$ 3,497,622	6.50%	08/15/2027	$ 3,286,680

Collateralized Mortgage Obligations – 9.4%
Inverse Floater# – 1.5%
FNMA Series 1993-189, Class SA
$ 3,826,191	9.75%	10/25/2023	$ 3,834,417

IOette•# – 0.1%
FNMA Remic Trust Series 1990-145, Class B
$ 12,117	35.00%	12/25/2020	$ 301,991

Regular Floater CMOs# – 2.5%
FNMA Series 1998-66, Class FC
$ 6,359,917	6.54%	11/17/2028	$ 6,192,270

Sequential Fixed Rate CMOs – 5.3%
FHLMC Series 1169, Class D
$ 179,733	7.00%	05/15/2021	$ 179,284
FNMA Remic Trust Series 1993-14, Class A
2,462,608	6.00	02/25/2008	2,397,570
FNMA Remic Trust Series 1993-144, Class B
1,468,736	9.00	11/25/2017	1,466,577
FNMA Remic Trust Series G93-39, Class A
1,912,465	5.70	08/25/2016	1,885,978
FNMA Remic Trust Series G97-4, Class C
5,405,648	7.50	06/17/2024	5,403,648
FNMA Series 1996-22, Class B
1,681,093	7.25	02/25/2024	1,676,891

			$ 13,009,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 23,338,626

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $222,378,606)			$218,814,509

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value

Repurchase Agreement – 9.0%

Joint Repurchase Agreement Account ∧
$22,200,000	5.85%	05/01/2000	$ 22,200,000

TOTAL REPURCHASE AGREEMENT
(Cost $22,200,000)			$ 22,200,000

TOTAL INVESTMENTS
(Cost $244,578,606)			$241,014,509

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2000.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Performance Summary
April 30, 2000 (Unaudited)

The following graph shows the value as of April 30, 2000, of a $10,000 investment made on September 1, 1988 in the Institutional shares of the Goldman Sachs Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmark (the U.S. 2-Year Treasury Bill (“Two-Year T-Bill”)), as well as the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index (“Lehman Short (1-3) Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C and Service shares will vary from Institutional shares due to differences in fees and loads.

Short Duration Government Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1988 to April 30, 2000.(a)

Average Annual Total Return through April 30, 2000	Since Inception	Ten Years	Five Years	One Year	Six Months (b)

Class A shares (commenced May 1, 1997)
Excluding sales charges	4.59%	n/a	n/a	2.29%	1.31%
Including sales charges	3.89%	n/a	n/a	0.23%	-0.76%

Class B shares (commenced May 1, 1997)
Excluding contingent deferred sales charges	4.00%	n/a	n/a	1.56%	0.90%
Including contingent deferred sales charges	3.65%	n/a	n/a	-0.46%	-1.12%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.28%	n/a	n/a	1.41%	0.82%
Including contingent deferred sales charges	3.28%	n/a	n/a	0.40%	-0.19%

Institutional shares (commenced August 15, 1988)	6.58%	6.25%	5.80%	2.59%	1.41%

Service shares (commenced April 10, 1996)	4.97%	n/a	n/a	2.07%	1.15%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 93.3%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 5.6%
$ 841,662	6.50%	08/01/2017	$ 861,912
827,776	7.37	05/01/2018	818,042
2,455,704	7.32	06/01/2018	2,512,823
889,523	7.05	12/01/2018	916,769
3,846,140	7.35	02/01/2022	3,920,678
1,103,309	7.70	10/01/2025	1,105,295

			$ 10,135,519

Adjustable Rate Federal National Mortgage Association (FNMA)# – 16.8%
$ 1,292,008	7.02%	11/01/2014	$ 1,319,192
2,159,359	7.01	11/01/2017	2,182,464
2,472,773	7.38	02/01/2018	2,484,370
2,292,972	6.91	06/01/2018	2,297,329
2,143,362	7.25	03/01/2019	2,185,350
4,852,476	7.44	05/01/2020	4,962,773
3,044,680	7.04	12/01/2020	3,088,249
3,245,455	7.24	01/01/2021	3,357,520
839,210	7.45	08/01/2022	872,384
2,464,552	7.93	01/01/2023	2,502,678
3,157,057	6.64	07/01/2028	3,234,026
1,666,796	7.28	01/01/2031	1,731,901

			$ 30,218,236

Federal Home Loan Mortgage Corp. (FHLMC) – 5.6%
$ 3,267,196	6.50%	01/01/2013	$ 3,126,282
854,863	6.50	04/01/2013	820,668
1,795,454	6.50	05/01/2013	1,719,835
816,105	6.50	06/01/2013	780,907
2,494,906	6.00	11/01/2028	2,261,008
350,464	6.00	07/01/2029	317,496
1,000,000	6.50	TBA-30 yr®	936,870

			$ 9,963,066

Federal National Mortgage Association (FNMA) – 13.5%
$ 887,840	8.50%	05/01/2010	$ 902,543
28,767	6.00	08/01/2010	27,336
28,410	6.00	11/01/2010	26,865
89,645	6.00	01/01/2011	84,770
130,413	6.00	02/01/2011	123,321
4,272,499	6.00	03/01/2011	4,040,160
1,764,528	6.00	04/01/2011	1,668,573
1,985,338	6.00	05/01/2011	1,877,376
295,927	6.00	06/01/2011	279,834
217,687	6.00	07/01/2011	205,849
584,785	6.00	09/01/2011	552,985
52,644	6.00	12/01/2011	49,782
58,448	6.00	01/01/2012	55,099
327,768	6.00	03/01/2012	308,987
243,816	6.00	04/01/2013	229,846
311,687	6.00	11/01/2013	293,827
527,510	6.00	01/01/2014	486,464
1,855,697∧	6.00	03/01/2014	1,681,725
1,899,150	6.50	12/01/2028	1,773,939

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – (continued)
$ 189,169	6.50%	01/01/2029	$ 176,697
551,347	6.00	04/01/2029	499,140
903,375	6.50	04/01/2029	843,815
5,284,389	6.50	06/01/2029	4,935,989
668,150	6.50	07/01/2029	623,464
1,364,302	6.50	08/01/2029	1,273,058
535,903	6.50	09/01/2029	500,062
235,855	6.50	12/01/2029	220,305
500,000	6.50	TBA-30 yr®	466,560

			$ 24,208,371

Government National Mortgage Association (GNMA) – 7.0%
$ 968,055	6.50%	06/15/2008	$ 941,782
555,921	6.50	07/15/2008	540,566
1,752,810	6.50	08/15/2008	1,704,784
1,030,356	6.50	09/15/2008	1,002,059
167,482	6.50	10/15/2008	162,409
50,101	6.50	11/15/2008	48,583
129,429	9.00	12/15/2008	133,345
83,703	6.50	01/15/2009	81,168
155,727	9.00	01/15/2009	160,438
14,452	6.50	03/15/2009	14,014
65,724	6.50	04/15/2009	63,733
765,042	6.50	05/15/2009	741,869
73,314	6.50	07/15/2009	71,093
78,280	6.50	11/15/2009	75,662
61,193	9.00	01/15/2010	63,229
495,108	9.00	07/15/2012	508,817
213,643	6.50	10/15/2023	201,559
3,736,714	7.00	10/15/2023	3,610,600
217,520	6.50	12/15/2023	205,217
554,531	6.50	04/15/2024	522,646
1,748,811	6.50	08/15/2027	1,643,340

			$ 12,496,913

Collateralized Mortgage Obligations – 44.8%
Inverse Floater# – 2.1%
FNMA Remic Trust Series 1990-134, Class SC
$ 818,647	12.37%	11/25/2020	$ 828,422
FNMA Remic Trust Series 1991-42, Class S
360,298	6.90	05/25/2021	318,143
FNMA Remic Trust Series 1993-164, Class SD
1,500,000	5.58	09/25/2008	1,279,305
FNMA Remic Trust Series 1993-231, Class SA
1,668,369	4.13	12/25/2008	1,414,593

			$ 3,840,463

Inverse Floating Rate – Interest Only #• – 0.0%
FHLMC Series 1684, Class JD
$ 1,013,814	3.53%	08/15/2020	$ 27,109
FNMA Remic Trust Series 1993-110, Class SC
145,353	3.33	04/25/2019	1,002

			$ 28,111

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

IOette•# – 0.4%
FHLMC Series 1161, Class U
$ 20,214	9.50%	11/15/2021	$ 647,852

Planned Amortization Class (PAC) CMOs – 14.4%
FHLMC Series 1556, Class G
$ 2,000,000	6.35%	10/15/2010	$ 1,968,120
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,521,401
FHLMC Series 1987, Class L
4,000,000	6.20	08/25/2022	3,755,200
FHLMC Series 2055, Class OD
3,000,000	6.00	01/15/2012	2,780,610
FHLMC Series 2130, Class QY
2,810,256	8.50	02/15/2019	2,850,442
FHLMC Series 2149, Class TF
1,500,000	6.50	05/15/2024	1,424,850
FNMA Remic Trust Series 1997-84, Class PA
4,000,000	5.90	11/25/2021	3,746,240
FNMA Remic Trust Series G93-31, Class PJ
3,000,000	6.55	10/25/2020	2,908,770
FNMA Series G93-32, Class PH
3,000,000	6.50	11/25/2022	2,900,700

			$ 25,856,333

Planned Amortization – Interest Only• – 0.2%
FHLMC Series 1587, Class HA
$ 3,098,522	6.50%	10/15/2008	$ 282,988

Principal Only° – 1.3%
FNMA Remic Trust Series G92-28, Class A
$ 2,807,682	8.12%	05/25/2007	$ 2,385,800

Regular Floater CMOs# – 0.6%
FHLMC Series 1684, Class JC
$ 975,275	5.47%	08/15/2020	$ 961,553
FNMA Remic Trust Series 1993-110, Class FC
145,353	5.67	04/25/2019	144,535

			$ 1,106,088

Sequential Fixed Rate CMOs – 22.6%
FHLMC Series 1033, Class G
$ 1,022,355	8.00%	01/15/2006	$ 1,025,545
FHLMC Series 1468, Class ZB
5,189,940	9.00	02/15/2021	5,313,980
FHLMC Series 1812, Class D
1,015,101	6.00	07/15/2008	1,001,925
FHLMC Series 1998, Class DB
2,524,271	9.50	01/17/2025	2,584,955
FHLMC Series 2152, Class AB
2,885,095	6.25	01/15/2026	2,723,241
FNMA Remic Trust Series 1960-16, Class E
6,056,201	9.00	03/25/2020	6,292,998
FNMA Remic Trust Series 1989-74, Class J
1,449,798	9.80	10/25/2019	1,530,552
FNMA Remic Trust Series 1992-119, Class Z
3,710,214	8.00	07/25/2022	3,704,055

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Sequential Fixed Rate CMOs – (continued)
FNMA Remic Trust Series 1993-33, Class ZA
$ 6,962,814	7.50%	09/25/2021	$ 6,869,930
FNMA Remic Trust Series G97-4, Class C
6,290,823	7.50	06/17/2024	6,288,495
FNMA Series 1988-12, Class A
1,883,103	10.00	02/25/2018	1,979,701
GNMA Remic Trust Series 1995-3, Class DQ
1,175,350	8.05	06/16/2025	1,186,104

			$ 40,501,481

Super Floater# – 0.8%
FNMA Remic Trust Series 88-12, Class B
$ 1,486,660	3.77%	02/25/2018	$ 1,428,572

Support – 1.0%
FHLMC Series 16, Class M
$ 2,000,000	7.00%	08/25/2023	$ 1,841,240

Target Amortization Class (TAC) – 1.4%
FNMA Remic Trust Series 1999-29, Class MA
$ 2,675,327	6.00%	06/25/2029	$ 2,496,401

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 80,415,329

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $172,176,812)			$167,437,434

Agency Debentures – 4.5%

Federal Home Loan Mortgage Corp.
$ 3,000,000	5.63%	02/20/2004	$ 2,822,310
Small Business Administration
1,333,350	7.20	06/01/2017	1,307,802
1,835,825	6.30	05/01/2018	1,728,117
2,309,582	6.30	06/01/2018	2,174,226

TOTAL AGENCY DEBENTURES
(Cost $8,424,857)			$ 8,032,455

TOTAL INVESTMENTS
(Cost $180,601,669)			$175,469,889

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2000.

®
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Performance Summary
April 30, 2000 (Unaudited)

The following graph shows the value as of April 30, 2000, of a $10,000 investment made on March 1, 1993 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Government Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Mutual Fund Government/Mortgage Index (“Lehman Gov’t/MBS Index”)), as well as the Lehman Brothers Mutual Fund General U.S. Government Index (“Lehman U.S. Gov’t Index”), are shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

Government Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested March 1, 1993 to April 30, 2000.(a)

Average Annual Total Return through April 30, 2000	Since Inception	Five Years	One Year	Six Months (b)

Class A shares (commenced February 10, 1993)
Excluding sales charges	6.01%	6.36%	0.99%	1.65%
Including sales charges	5.34%	5.39%	-3.56%	-2.95%

Class B shares (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.14%	n/a	0.24%	1.20%
Including contingent deferred sales charges	4.34%	n/a	-4.76%	-3.86%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.89%	n/a	0.24%	1.20%
Including contingent deferred sales charges	3.89%	n/a	-0.76%	0.19%

Institutional shares (commenced August 15, 1997)	5.02%	n/a	1.39%	1.85%

Service shares (commenced August 15, 1997)	4.58%	n/a	1.31%	1.97%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – 64.0%

Federal Home Loan Mortgage Corp. (FHLMC) – 7.3%
$ 2,433,624	6.50%	08/01/2010	$ 2,362,854
704,139	6.00	12/01/2013	659,905
339,542	7.00	08/01/2028	325,111
1,000,099	6.00	02/01/2029	906,340
384,045	7.00	04/01/2029	367,723
299,225	6.00	05/01/2029	271,173
642,811	6.00	06/01/2029	582,342
500,000	6.50	TBA-30 yr.®	467,030
2,000,000	8.00	TBA-30 yr.®	1,993,120

			$ 7,935,598

Federal National Mortgage Association (FNMA) – 23.0%
$ 318,855	6.50%	08/01/2025	$ 299,625
199,657	6.50	09/01/2025	187,428
207,608	6.50	10/01/2025	194,892
270,294	6.50	11/01/2025	254,246
357,378	6.50	12/01/2025	335,778
17,125	6.50	05/01/2026	16,076
813,554	6.50	11/01/2028	759,916
648,673	6.00	12/01/2028	587,250
3,514,554	6.50	12/01/2028	3,282,840
549,149	6.00	01/01/2029	497,150
44,900	6.00	02/01/2029	40,648
490,820	6.50	03/01/2029	458,460
2,655,684	6.50	04/01/2029	2,480,595
729,609	6.00	05/01/2029	660,523
1,772,074	6.50	05/01/2029	1,653,558
4,414,823	6.50	06/01/2029	4,120,035
1,760,150	6.50	07/01/2029	1,642,431
877,510	6.50	10/01/2029	818,822
27,671	6.00	11/01/2029	25,051
2,000,000	6.00	TBA-30 yr®	1,810,000
1,000,000	6.50	TBA-30 yr®	933,120
2,000,000	7.00	TBA-30 yr®	1,913,120
2,000,000	8.00	TBA-30 yr®	1,996,860

			$ 24,968,424

Government National Mortgage Association (GNMA) – 13.2%
$ 193,575	7.00%	03/15/2023	$ 187,042
527,465	7.00	05/15/2023	509,663
183,984	7.00	06/15/2023	177,775
1,446,840	7.00	07/15/2023	1,398,009
540,678	7.00	08/15/2023	522,430
210,172	6.50	09/15/2023	198,284
538,639	7.00	09/15/2023	520,460
915,881	6.50	10/15/2023	864,079
1,175,918	7.00	10/15/2023	1,136,231
882,786	6.50	11/15/2023	832,856
461,202	7.00	11/15/2023	445,636
893,568	6.50	12/15/2023	843,028
538,471	7.00	12/15/2023	520,298
745,398	6.50	01/15/2024	702,537
308,636	6.50	02/15/2024	290,889
394,266	6.50	04/15/2024	371,596
300,903	6.50	01/15/2026	282,756

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Government National Mortgage Association (GNMA) – (continued)
$ 660,774	6.50%	03/15/2026	$ 620,922
19,090	6.50	04/15/2026	17,939
905,295	6.50	03/15/2028	848,152
584,362	6.50	07/15/2028	547,477
461,456	6.50	01/15/2029	432,182
2,260,398	6.50	02/15/2029	2,116,998

			$ 14,387,239

Collateralized Mortgage Obligations – 20.5%
Interest Only• – 0.1%
FNMA Interest-Only Stripped Security Series 151, Class 2
$ 242,109	9.50%	07/01/2022	$ 65,142

Inverse Floater# – 2.2%
FNMA Remic Trust Series 1993-138, Class SM
$ 921,052	8.91%	12/25/2021	$ 910,847
FNMA Remic Trust Series 1993-164, Class SD
500,000	5.51	09/25/2008	426,435
FNMA Remic Trust Series 1993-231, Class SA
1,251,277	4.03	12/25/2008	1,060,945

			$ 2,398,227

Inverse Floating Rate – Interest Only#• – 0.1%
Salomon Brothers Mortgage Securities VII Series 1996-6E, Class A2
$ 5,826,830	2.40%	03/30/2025	$ 129,006

Non-Agency CMOs – 1.3%
Commercial Mortgage Asset Trust Series 1999-C1, Class A3
$ 250,000	6.64%	09/17/2010	$ 232,195
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A2
800,000	6.52	07/17/2007	758,955
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
400,000	7.30	12/18/2006	394,788

			$ 1,385,938

Planned Amortization Class (PAC) CMOs – 5.1%
FHLMC Series 2055, Class OD
$ 4,000,000	6.00%	01/15/2012	$ 3,707,480
FNMA Remic Trust Series 1997-84, Class PB
2,000,000	5.50	01/25/2008	1,854,360

			$ 5,561,840

Planned Amortization – Interest Only• – 1.0%
FHLMC Series 2205, Class PI
$ 4,424,000	7.50%	05/15/2027	$ 1,075,032

Principal Only° – 0.2%
FNMA Remic Trust Series G-35, Class N
$ 204,583	6.50%	10/25/2021	$ 158,799

Sequential Fixed Rate CMOs – 1.9%
Citicorp Mortgage Securities, Inc. Series 1993-11, Class A6
$ 348,405	6.25%	09/25/2008	$ 335,340

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Sequential Fixed Rate CMOs – (continued)
FNMA Remic Trust Series 1998-58, Class VA
$ 877,823	6.00%	10/25/2008	$ 832,729
GE Capital Mortgage Services, Inc. Series 1995-1, Class A8
870,885	8.40	02/25/2025	870,806

			$ 2,038,875

Support – 2.9%
FHLMC Series 16, Class M
$ 1,000,000	7.00%	08/25/2023	$ 920,620
Housing Securities, Inc. Series 1994-1, Class A13
1,455,585	6.50	03/25/2009	1,314,597
Salomon Brothers Mortgage Securities VII Series 1996-6H, Class A1
1,000,000	6.00	09/30/2008	922,720

			$ 3,157,937

Target Amortization Class (TAC) – 5.7%

FNMA Remic Trust Series 1999-29, Class MA
$ 6,688,318	6.00%	06/25/2029	$ 6,241,003

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 22,211,799

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $71,476,474)			$ 69,503,060

Agency Debentures – 11.2%

Federal Home Loan Bank
$ 1,000,000	5.68%	12/03/2007	$ 982,530
Federal Home Loan Mortgage Corp.
1,000,000	5.00	01/15/2004	926,917
Federal National Mortgage Association
3,000,000	5.45	02/05/2004	2,811,570
Financing Corp. Stripped Securities-Principal Only°
2,000,000	7.09	03/07/2013	823,420
Small Business Administration
1,700,345	6.70	12/01/2016	1,625,821
1,427,227	7.15	03/01/2017	1,414,339
1,207,211	7.50	04/01/2017	1,219,139
667,270	7.30	05/01/2017	657,849
917,912	6.30	05/01/2018	864,059
923,833	6.30	06/01/2018	869,690

TOTAL AGENCY DEBENTURES
(Cost $12,497,857)			$ 12,195,334

Asset-Backed Securities – 15.3%

Auto – 1.9%

Americredit Automobile Receivables Trust Series 1997-D, Class A3
$ 1,288,950	6.24%	09/05/2003	$ 1,279,206
CPS Auto Grantor Trust Series 1996-3, Class A
624,379	6.30	08/15/2002	620,477

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Auto – (continued)
Fasco Auto Trust Series 1996-1, Class A
$ 130,901	6.65%	11/15/2001	$ 130,509

			$ 2,030,192

Credit Card – 9.2%
Discover Card Master Trust I Series 1999-2, Class A
$ 2,500,000	5.90%	10/15/2004	$ 2,438,075
Discover Card Master Trust I Series 1999-6, Class A
3,000,000	6.85	07/17/2007	2,959,680
Fingerhut Master Trust Series 1998-2, Class A
2,750,000	6.23	02/15/2007	2,645,115
MBNA Master Credit Card Trust Series 1998-C, Class A #
2,000,000	6.21	11/15/2005	1,997,500

			$ 10,040,370

Home Equity – 0.3%
First Franklin Mortgage Loan Series 1997-FF2, Class A #
$ 296,596	6.05%	08/25/2028	$ 296,502
First Franklin Mortgage Loan Series 1997-FF3, Class A2 #
77,874	6.10	11/20/2027	77,826

			$ 374,328

Lease – 3.2%
AESOP Funding II LLC Series 1998-1, Class A†
$ 2,000,000	6.14%	05/20/2006	$ 1,876,300
First Sierra Receivables Series 1998-1, Class A4
1,600,000	5.63	08/12/2004	1,541,663

			$ 3,417,963

Manufactured Housing – 0.7%
Mid-State Trust Series 4, Class A
$ 779,742	8.33%	04/01/2030	$ 769,613

TOTAL ASSET-BACKED SECURITIES
(Cost $17,091,785)			$ 16,632,466

Insured Revenue Bond – 1.8%

New Jersey Economic Development Authority Series A
$ 2,000,000	7.43%	02/15/2029	$ 1,940,840

TOTAL INSURED REVENUE BOND
(Cost $2,000,000)			$ 1,940,840

U.S. Treasury Obligations – 9.3%

United States Treasury Interest-Only Stripped Security•
$ 2,100,000	6.28%	02/15/2014	$ 881,433
United States Treasury Principal-Only Stripped Securities°
2,590,000	8.00	11/15/2009	1,384,536
5,450,000	6.15	05/15/2017	1,919,327
3,000,000	6.08	08/15/2020	875,940
380,000	5.93	08/15/2025	83,554

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)
Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)

United States Treasury Bond
$ 1,600,000	8.75%	08/15/2020	$ 2,045,744
United States Treasury Note
3,000,000	5.75	11/30/2002	2,934,840

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,014,900)			$ 10,125,374

Repurchase Agreement – 6.1%

Joint Repurchase Agreement Account∧
$ 6,600,000	5.85%	05/01/2000	6,600,000

TOTAL REPURCHASE AGREEMENT
(Cost $6,600,000)			$ 6,600,000

TOTAL INVESTMENTS
(Cost $119,681,016)			$ 116,997,074

®
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2000.

°	Security is issued with a zero coupon. The interest rate disclosed represents effective yield to maturity.

†
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of 144A securities amounted to $1,876,300 as of April 30, 2000.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary
April 30, 2000 (Unaudited)

The following graph shows the value as of April 30, 2000, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Index”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class A, Class B, Class C, and Service shares will vary from Institutional shares due to differences in fees and loads.

Core Fixed Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested January 5, 1994 to April 30, 2000.

Average Annual Total Return through April 30, 2000	Since Inception	Five Years	One Year	Six Months (a)

Class A shares (commenced May 1, 1997)
Excluding sales charges	5.36%	n/a	0.48%	1.27%
Including sales charges	3.75%	n/a	-4.00%	-3.31%

Class B shares (commenced May 1, 1997)
Excluding contingent deferred sales charges	4.63%	n/a	-0.22%	1.01%
Including contingent deferred sales charges	3.57%	n/a	-5.20%	-4.04%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	3.69%	n/a	-0.26%	1.01%
Including contingent deferred sales charges	3.69%	n/a	-1.25%	-0.00%

Institutional shares (commenced January 5, 1994)	5.86%	6.65%	0.89%	1.48%

Service shares (commenced March 13, 1996)	5.38%	n/a	0.39%	1.33%

(a)	Not annualized.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – 32.8%

Aerospace/Defense – 0.4%
Raytheon Co.
$ 250,000	6.45%	08/15/2002	$ 241,750
1,300,000	5.70	11/01/2003	1,205,568

			$ 1,447,318

Airlines – 1.0%
Continental Airlines, Inc.
$ 516,004	8.56%	07/02/2014	$ 522,129
347,218	7.26	03/15/2020	320,052
Northwest Airlines, Inc.
1,933,595	8.97	01/02/2015	1,929,322
NWA Trust
130,055	8.26	03/10/2006	128,183
US Airways, Inc.
518,888	6.76	04/15/2008	456,445

			$ 3,356,131

Automotive – 3.2%
Chrysler Financial Corp.
$ 430,000	6.09%	04/06/2001	$ 426,341
DaimlerChrysler NA Holding Corp.
2,500,000	6.90	09/01/2004	2,434,970
Ford Capital BV
325,000	9.88	05/15/2002	337,763
Ford Motor Co.
785,000	6.63	10/01/2028	671,622
Ford Motor Credit Co.
800,000	5.75	02/23/2004	747,760
General Motors Acceptance Corp.
375,000	9.63	12/15/2001	385,740
1,500,000	5.91	03/11/2002	1,458,705
1,400,000	7.48	02/28/2003	1,392,090
The Hertz Corp.
1,075,000	6.70	06/15/2002	1,052,672
1,200,000	6.00	01/15/2003	1,143,432
500,000	7.00	07/15/2003	488,945

			$10,540,040

Automotive Parts – 0.6%
The Pep Boys-Manny, Moe & Jack
$ 550,000	6.75%	03/10/2004	$ 454,157
100,000	6.52	07/16/2007	86,063
TRW, Inc.†
1,600,000	6.63	06/01/2004	1,505,979

			$ 2,046,199

Broker Dealer – 0.1%
World Financial Properties†
$ 464,491	6.91%	09/01/2013	$ 437,848

Building Materials – 0.4%
Owens Corning
$1,445,000	7.50%	05/01/2005	$ 1,329,617

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Commercial Banks – 4.1%
Bank of America Corp.
$ 110,000	7.75%	07/15/2002	$ 110,417
400,000	7.50	10/15/2002	399,792
730,000	7.88	12/01/2002	736,395
1,200,000	9.20	05/15/2003	1,247,748
700,000	6.38	05/15/2005	661,759
810,000	7.25	10/15/2025	735,415
Citicorp
900,000	8.00	02/01/2003	909,801
Dime Bancorp, Inc.
810,000	6.38	01/30/2001	801,673
First Union Corp.
1,200,000	7.10	08/15/2004	1,173,732
Long Island Savings Bank
2,650,000	6.20	04/02/2001	2,611,575
Security Pacific Corp.
995,000	11.50	11/15/2000	1,017,706
The Bank of New York Co., Inc.
1,100,000	7.88	11/15/2002	1,110,692
The Money Store, Inc.
630,000	7.30	12/01/2002	625,722
Wells Fargo & Co.
1,440,000	6.63	07/15/2004	1,386,015

			$13,528,442

Conglomerates – 0.8%
Tyco International Group SA
$ 975,000	5.88%	11/01/2004	$ 896,308
1,850,000	6.38	06/15/2005	1,720,888

			$ 2,617,196

Consumer Cyclicals – 0.4%
Cendant Corp.
$1,250,000	7.75%	12/01/2003	$ 1,218,175

Credit Card Banks – 1.1%
Capital One Bank
$ 800,000	6.58%	04/17/2001	$ 793,656
650,000	6.15	06/01/2001	637,162
1,000,000	6.48	01/28/2002	977,430
350,000	6.38	02/15/2003	335,607
Capital One Financial Corp.
355,000	7.25	12/01/2003	340,790
Providian National Bank
705,000	6.65	02/01/2004	664,561

			$ 3,749,206

Electric – 0.7%
Edison Mission Energy Funding Corp.†
$ 103,756	6.77%	09/15/2003	$ 101,258
Mid American Energy Holdings Corp.
1,000,000	7.23	09/15/2005	956,170
Niagara Mohawk Power Corp.
650,000	6.88	04/01/2003	629,701
400,000	7.38	08/01/2003	397,256
314,000	8.00	06/01/2004	311,422
Salton Sea Funding Corp.
12,429	7.02	05/30/2000	12,428

			$ 2,408,235

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Energy – 1.3%
Norsk Hydro ASA
$ 260,000	7.15%	01/15/2029	$ 234,226
Occidental Petroleum Corp.
505,000	6.50	04/01/2005	468,913
425,000	7.65	02/15/2006	414,116
375,000	7.20	04/01/2028	317,707
The Williams Cos., Inc.
2,030,000	6.13	02/15/2012	1,975,495
Tosco Corp.
800,000	8.13	02/15/2030	766,008

			$4,176,465

Environmental – 1.0%
Republic Services, Inc.
$1,545,000	6.63%	05/15/2004	$1,400,650
Waste Management, Inc.
1,225,000	6.25	10/15/2000	1,208,622
700,000	6.13	07/15/2001	669,543

			$3,278,815

Finance Companies – 2.0%
Associates Corp. of North America
$ 950,000	5.75%	11/01/2003	$ 893,672
1,000,000	6.00	07/15/2005	921,310
Comdisco, Inc.
3,000,000	6.13	01/15/2003	2,853,480
Household Finance Corp.
900,000	5.88	11/01/2002	863,395
1,300,000	7.25	07/15/2003	1,280,292

			$6,812,149

Food – 0.5%
Nabisco, Inc. #
$1,650,000	6.00%	02/15/2001	$1,607,958

Industrial-Other – 0.2%
AMETEK, Inc.
$ 600,000	7.20%	07/15/2008	$ 533,514

Insurance Companies – 0.9%
American General Finance Corp.
$1,200,000	7.49%	03/03/2003	$1,188,888
780,000	5.75	11/01/2003	731,547
Conseco, Inc.
1,190,000	8.50	10/15/2002	737,800
MIC Financing Trust I†
360,000	8.38	02/01/2027	330,205

			$2,988,440

Media-Cable – 1.3%
Time Warner Entertainment Co.
$2,850,000	9.63%	05/01/2002	$2,939,974
Time Warner, Inc.
400,000	7.98	08/15/2004	403,672
1,000,000	6.85	01/15/2026	968,870

			$4,312,516

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Media-Non Cable – 2.9%
CBS Corp.
$ 665,000	6.88%	09/01/2003	$ 644,578
J. Seagram & Sons, Inc.
1,050,000	6.25	12/15/2001	1,022,511
News America Holdings, Inc.
1,000,000	8.63	02/01/2003	1,011,570
1,500,000	8.50	02/15/2005	1,516,725
1,040,000	8.00	10/17/2016	970,185
600,000	7.13	04/08/2028	509,040
PanAmSat Corp.
1,380,000	6.13	01/15/2005	1,230,463
Viacom, Inc.
2,250,000	6.75	01/15/2003	2,195,460
455,000	7.75	06/01/2005	450,973

			$9,551,505

Mortgage Banks – 1.7%
Countrywide Capital Corp. III
$1,080,000	8.05%	06/15/2027	$ 975,305
Countrywide Funding Corp.
1,000,000	6.97	03/28/2003	981,550
Countrywide Home Loans, Inc.
400,000	6.45	02/27/2003	387,504
200,000	6.70	03/10/2005	191,232
Homeside Lending, Inc.
1,760,000	6.20	05/15/2003	1,678,882
1,360,000	6.75	08/01/2004	1,301,710

			$5,516,183

REIT – 1.1%
Developers Diversified Realty Corp.
$1,400,000	6.84%	12/16/2004	$1,275,484
Highwoods Properties, Inc.
835,000	6.75	12/01/2003	774,763
Liberty Property LP
115,000	7.10	08/15/2004	108,085
Meditrust Cos.
355,000	7.82	09/10/2026	237,850
Simon Property Group LP
1,495,000	6.63	06/15/2003	1,414,865

			$3,811,047

Retailers – 0.6%
Federated Department Stores, Inc.
$1,400,000	8.50%	06/15/2003	$1,421,140
Sears Roebuck Acceptance Corp.
500,000	6.41	11/19/2002	487,650

			$1,908,790

Supermarkets – 0.8%
Fred Meyer, Inc.
$ 700,000	7.38%	03/01/2005	$ 678,797
450,000	7.45	03/01/2008	428,445
Safeway, Inc.
1,565,000	6.05	11/15/2003	1,483,698

			$2,590,940

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Telecommunications – 4.0%
360 Communications Co.
$1,015,000	7.13%	03/01/2003	$ 999,308
Bellsouth Capital Funding Corp.
1,055,000	7.88	02/15/2030	1,060,317
Cable & Wireless Communications PLC
1,360,000	6.38	03/06/2003	1,338,091
MCI WorldCom, Inc.
1,400,000	6.25	08/15/2003	1,347,584
1,125,000	6.40	08/15/2005	1,065,116
450,000	8.88	01/15/2006	467,883
Metronet Communications Corp.§
1,045,000	0.00/9.95	06/15/2008	815,100
Sprint Capital Corp.
1,440,000	5.88	05/01/2004	1,353,701
400,000	6.88	11/15/2028	346,692
Telecom de Puerto Rico†
470,000	6.15	05/15/2002	453,583
590,000	6.65	05/15/2006	548,057
US West Capital Funding, Inc.†
1,500,000	6.88	08/15/2001	1,488,135
600,000	6.88	07/15/2028	514,740
Vodafone AirTouch PLC†
1,550,000	7.75	02/15/2010	1,557,843

			$ 13,356,150

Tobacco – 1.1%
Philip Morris Cos., Inc.
$ 550,000	8.75%	06/01/2001	$ 548,071
2,250,000	7.13	08/15/2002	2,198,857
R.J. Reynolds Tobacco Holdings, Inc.
1,030,000	7.38	05/15/2003	910,417

			$ 3,657,345

Yankee Banks – 0.6%
Bayerische Landesbank Girozentrale
$ 600,000	5.88%	12/01/2008	$ 532,218
Merita Bank Ltd.
650,000	6.50	04/01/2009	586,313
National Westminster Bank PLC
790,000	7.38	10/01/2009	756,409

			$ 1,874,940

TOTAL CORPORATE BONDS
(Cost $114,035,523)			$108,655,164

Agency Debentures – 1.0%

AID-Israel°
$6,000,000	6.66%	05/15/2023	$ 1,261,291
Small Business Administration
2,309,582	6.30	06/01/2018	2,174,225

TOTAL AGENCY DEBENTURES
(Cost $3,798,507)			$ 3,435,516

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 11.7%

Auto – 2.3%
Americredit Automobile Receivables Trust Series 1998-A, Class A3
$2,500,000	5.88%	12/05/2003	$ 2,473,828
Onyx Acceptance Auto Trust Series 1999-D, Class A4
2,600,000	7.00	11/15/2004	2,580,240
Rental Car Finance Corp. Series 1997-1, Class A2†
2,500,000	6.45	08/25/2005	2,436,225

			$ 7,490,293

Credit Card – 3.1%
American Express Credit Account Master Trust I Series 1999-1, Class A
$5,000,000	5.60%	11/15/2006	$ 4,705,000
Citibank Credit Card Master Trust I Series 1999-7, Class A
5,000,000	6.65	11/15/2006	4,843,750
Discover Card Master Trust I Series 1996-4, Class B #
850,000	6.55	10/16/2013	847,875

			$10,396,625

Home Equity – 2.5%
Aames Mortgage Trust Series 1998-B, Class A6F
$3,500,000	6.45%	09/15/2028	$ 3,290,000
First Franklin Mortgage Loan Series 1997-FF3, Class A2 #
48,671	6.10	11/20/2027	48,641
IMC Home Equity Loan Trust Series 1998-3, Class A8
5,200,000	6.34	08/20/2029	4,900,324

			$ 8,238,965

Lease – 1.0%
AESOP Funding II LLC Series 1998-1, Class A†
$3,400,000	6.14%	05/20/2006	$ 3,189,710

Manufactured Housing – 2.8%
Green Tree Financial Corp. Series 1997-6, Class A8
$3,251,803	7.07%	01/15/2029	$ 3,059,622
Green Tree Financial Corp. Series 1998-6, Class M1
4,250,000	6.63	06/01/2030	3,724,062
Mid-State Trust Series 4, Class A
2,599,139	8.33	04/01/2030	2,565,377

			$ 9,349,061

TOTAL ASSET-BACKED SECURITIES
(Cost $40,466,021)			$38,664,654

Emerging Market Debt – 2.4%

Korea Electric Power Corp.
$ 760,000	7.75%	04/01/2013	$ 698,858
Pemex Finance Ltd.
600,000	8.02	05/15/2007	578,664
700,000	9.15	11/15/2018	698,054
Republic of Korea
810,000	8.88	04/15/2008	835,385
Republic of Poland #
1,160,000	6.00	10/27/2014	1,046,900
1,910,000	4.00	10/27/2024	1,262,988

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Principal Amount	Interest Rate	Maturity Date	Value

Emerging Market Debt – (continued)

State of Qatar
$ 750,000	9.50%	05/21/2009	$ 777,390
United Mexican States
710,000	9.88	02/01/2010	733,075
YPF Sociedad Anonima
59,534	7.00	10/26/2002	58,490
1,095,970	7.50	10/26/2002	1,084,188

TOTAL EMERGING MARKET DEBT
(Cost $7,908,247)			$ 7,773,992

Mortgage Backed Obligations – 45.5%

Federal Home Loan Mortgage Corp. (FHLMC) – 7.2%
$ 123,406	8.00%	08/01/2010	$ 124,102
241,906	6.00	03/01/2014	226,709
1,579,765	6.00	06/01/2014	1,480,524
114,685	7.00	10/01/2017	110,528
3,994,859	7.00	04/01/2028	3,827,554
894,219	6.00	07/01/2028	810,386
102,788	6.00	08/01/2028	93,152
969,954	7.00	08/01/2028	928,731
994,905	6.00	11/01/2028	901,633
1,999,999	6.00	01/01/2029	1,812,499
993,276	6.00	04/01/2029	900,157
2,000,048	6.00	05/01/2029	1,793,925
2,000,000	6.50	TBA-30 yr®	1,873,740
9,000,000	8.00	TBA-30 yr®	8,969,040

			$23,852,680

Federal National Mortgage Association (FNMA) – 15.5%
$ 65,982	6.50%	02/01/2026	$ 61,940
164,570	6.50	08/01/2026	154,490
149,946	6.50	09/01/2027	140,199
271,085	6.50	10/01/2027	253,464
1,860,144	6.50	11/01/2027	1,739,333
2,168,759	6.50	12/01/2027	2,027,790
34,308	6.00	09/01/2028	31,060
38,586	6.00	10/01/2028	34,932
103,103	6.00	12/01/2028	93,340
1,474,269	6.00	01/01/2029	1,334,671
383,855	6.50	01/01/2029	358,547
1,941,154	6.00	02/01/2029	1,757,346
249,145	6.50	02/01/2029	232,719
473,711	6.00	03/01/2029	428,855
409,382	6.50	03/01/2029	382,392
976,294	6.00	04/01/2029	883,849
3,623,958	6.50	04/01/2029	3,385,030
960,759	6.50	05/01/2029	897,416
170,215	6.00	06/01/2029	154,045
15,822,109	6.50	06/01/2029	14,774,109
1,012,928	6.00	07/01/2029	916,787
2,688,251	6.50	07/01/2029	2,508,603
95,889	6.50	08/01/2029	89,476
275,879	6.00	10/01/2029	251,740
12,000,000	6.00	TBA-30 yr®	10,870,000
3,999,204	6.50	TBA-30 yr®	3,731,737
4,000,000	7.00	TBA-30 yr®	3,826,240

			$51,320,110

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obiligations – (continued)

Government National Mortgage Association (GNMA) – 12.4%
$ 161,062	8.00%	02/15/2017	$ 162,572
20,301	7.00	11/15/2022	19,630
761,399	7.00	12/15/2022	736,212
469,379	7.00	01/15/2023	453,959
113,490	7.00	03/15/2023	109,731
712,322	7.00	04/15/2023	688,281
1,506,124	7.00	05/15/2023	1,455,293
510,994	6.50	06/15/2023	482,092
53,826	7.00	06/15/2023	52,010
1,495,235	7.00	07/15/2023	1,444,770
540,332	6.50	08/15/2023	509,771
791,397	7.00	08/15/2023	764,687
1,264,220	6.50	09/15/2023	1,192,716
2,937,667	6.50	10/15/2023	2,771,512
1,878,823	7.00	10/15/2023	1,814,352
3,290,756	6.50	11/15/2023	3,104,631
30,427	7.00	11/15/2023	29,401
8,948,917	6.50	12/15/2023	8,442,503
895,175	7.00	12/15/2023	864,370
227,331	6.50	01/15/2024	214,260
441,505	6.50	02/15/2024	416,119
352,849	6.50	03/15/2024	332,560
3,101,899	6.50	04/15/2024	2,923,540
1,410,340	6.50	05/15/2024	1,329,245
29,868	6.50	02/15/2026	28,067
2,926,307	6.50	03/15/2026	2,749,822
180,605	6.50	01/15/2028	169,205
380,425	6.50	02/15/2028	356,412
450,113	6.50	03/15/2028	421,702
2,591,952	6.50	04/15/2028	2,428,348
500,778	6.50	07/15/2028	469,169
2,352,975	6.50	01/15/2029	2,204,258
2,080,724	6.50	02/15/2029	1,949,308

			$ 41,090,508

Collateralized Mortgage Obligations – 10.4%

Inverse Floater# – 1.2%
FNMA Remic Trust Series 1993-138, Class SM
$3,000,000	8.39%	12/25/2021	$ 2,966,760
Prudential Home Mortgage Securities Co. Series 1992-99, Class A5
923,957	6.85	12/25/2007	917,757

			$ 3,884,517

IOette•# – 0.1%
FNMA Series 1992-24, Class N
$ 13,954	11.72%	03/25/2007	$ 246,846

Non-Agency CMOs – 6.0%
Asset Securitization Corp. Series 1997-D4, Class A1D
$ 900,000	7.49%	04/14/2029	$ 884,076
Chase Commercial Mortgage Securities Corp. Series 1997-2 Class A2
3,100,000	6.60	11/19/2007	2,916,511
Chase Commercial Mortgage Securities Corp. Series 1998-1, Class A2
3,000,000	6.56	05/18/2008	2,795,730

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Non-Agency CMOs – (continued)
Commercial Mortgage Acceptance Corp. Series 1998-C1, Class A2
$2,200,000	6.49%	05/15/2008	$ 2,037,882
Commercial Mortgage Asset Trust Series 1999-C1, Class A3
400,000	6.64	09/17/2010	371,513
CS First Boston Mortgage Sercurities Corp. Series 1997-C2, Class A3
3,250,000	6.55	11/17/2007	3,025,080
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
600,000	7.30	12/18/2006	592,183
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C2, Class A2
1,000,000	6.60	05/18/2007	952,132
JP Morgan Commercial Mortgage Finance Corp. Series 1999-C8, Class A2
3,000,000	7.40	07/15/2031	2,920,548
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2 Class A2
3,690,000	6.39	02/15/2030	3,413,619

			$ 19,909,274

Planned Amortization Class (PAC) CMOs – 1.4%
FHLMC Series 2055, Class OD
$3,000,000	6.00%	01/15/2012	$ 2,780,610
FHLMC Series 2149, Class TF
1,250,000	6.50	05/15/2024	1,187,375
FNMA Remic Trust Series G93-31, Class PJ
750,000	6.55	10/25/2020	727,192

			$ 4,695,177

Sequential Fixed Rate CMOs – 1.7%
Bank of America Mortgage Securities, Inc. Series 1999-7, Class A21
$2,401,000	6.50%	07/25/2029	$ 2,108,894
Residential Funding Mortgage Securities I Series 1998-S2, Class A3
4,000,000	7.00	01/25/2028	3,581,760

			$ 5,690,654

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 34,426,468

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $153,838,340)			$150,689,766

Sovereign Credit – 0.9%

Province of Quebec
$2,485,000	7.50%	07/15/2023	$ 2,434,895
320,000	5.74 #	03/02/2026	316,157
Province of Saskatchewan
275,000	8.50	07/15/2022	303,831

TOTAL SOVEREIGN CREDIT
(Cost $3,249,070)			$ 3,054,883

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 5.6%

United States Treasury Interest-Only Stripped Security•
$ 2,600,000	6.35%	05/15/2008	$ 1,555,372
United States Treasury Principal-Only Stripped Securities°
11,880,000	8.00	11/15/2009	6,350,692
4,550,000	6.15	05/15/2017	1,602,373
2,500,000	6.08	05/15/2020	741,225
7,410,000	5.93	08/15/2025	1,629,311
United States Treasury Bonds
310,000	7.50	11/15/2016	347,250
2,390,000	8.75	08/15/2020	3,055,830
2,000,000	7.88	02/15/2021	2,365,940
45,000	6.13	08/15/2029	45,105
United States Treasury Notes
365,000	6.50	05/31/2002	363,690
245,000	5.88	09/30/2002	240,712
300,000	5.88	11/15/2004	292,077
60,000	6.50	02/15/2010	61,191

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,565,551)			$ 18,650,768

Repurchase Agreement – 7.6%

Joint Repurchase Agreement Account∧
$25,300,000	5.85%	05/01/2000	$ 25,300,000

TOTAL REPURCHASE AGREEMENT
(Cost $25,300,000)			$ 25,300,000

TOTAL INVESTMENTS
(Cost $367,161,259)			$356,224,743

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $12,563,583 as of April 30, 2000.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2000.

a
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/ -2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated coupon due to amortization of related premiums.

§	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

°	This security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Performance Summary
April 30, 2000 (Unaudited)

The following graph shows the value as of April 30, 2000, of a $10,000 investment made on September 1, 1991 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Global Income Fund. For comparative purposes, the performance of the Fund’s benchmark (the J.P. Morgan Global Government Bond Index hedged to U.S. Dollars (the “J.P. Morgan GGB Index - $ Hedged”)) is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance of Class B, Class C, Institutional and Service shares will vary from Class A due to differences in fees and loads.

Global Income Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested September 1, 1991 to April 30, 2000.(a)

Average Annual Total Return through April 30, 2000	Since Inception	Five Years	One Year	Six Months (b)

Class A shares (commenced August 2, 1991)
Excluding sales charges	7.27%	7.95%	-0.53%	2.16%
Including sales charges	6.70%	6.96%	-5.00%	-2.42%

Class B shares (commenced May 1, 1996)
Excluding contingent deferred sales charges	6.44%	n/a	-1.07%	1.92%
Including contingent deferred sales charges	5.66%	n/a	-6.01%	-3.18%

Class C shares (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.03%	n/a	-1.10%	1.91%
Including contingent deferred sales charges	5.03%	n/a	-2.08%	0.89%

Institutional shares (commenced August 1, 1995)	8.38%	n/a	0.06%	2.43%

Service shares (commenced March 12, 1997)	5.99%	8.02%	-0.50%	2.18%

(a)	For comparative purposes, initial investments are assumed to be made on the first day of the month following commencement of operations.
(b)	Not annualized.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments
April 30, 2000 (Unaudited)

Principal AmountÎ	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – 59.0%

British Pound Sterling – 10.7%
Abbey National Treasury
GBP 4,000,000	8.00%	04/02/2003	$ 6,392,043
Eastern Electricity PLC
550,000	8.38	03/31/2004	882,824
General Motors Acceptance Corp.
450,000	6.50	03/23/2004	689,418
ICI Investments BV
1,600,000	7.63	08/21/2007	2,541,193
Lehman Brothers Holdings PLC
2,900,000	6.95	06/22/2004	4,432,982
Lloyds Bank PLC
2,900,000	7.75	06/18/2007	4,735,371
North American Capital Corp.
1,300,000	8.25	11/17/2003	2,045,025
Royal Bank of Scotland PLC
1,500,000	8.38	01/29/2007	2,497,739
United Kingdom Treasury
5,000,000	9.75	08/27/2002	8,372,153
8,300,000	6.50	12/07/2003	13,171,661
2,300,000	9.00	08/06/2012	4,821,208
1,500,000	8.00	06/07/2021	3,392,207
2,600,000	6.00	12/07/2028	5,075,069
Vodafone AirTouch PLC
1,500,000	7.50	03/19/2004	2,364,619

			$ 61,413,512

Canadian Dollar – 2.0%
Government of Canada
CAD18,200,000	5.50%	06/01/2009	$ 11,718,347

Danish Krone – 1.6%
Kingdom of Denmark
DKK69,000,000	8.00%	05/15/2003	$ 9,015,317

Euro Currency – 22.2%
Countrywide Home Loans, Inc.
EUR 2,500,000	4.13%	07/22/2002	$ 2,212,749
Federal Republic of Germany
2,450,000	6.00	07/04/2007	2,311,874
General Motors Acceptance Corp.
4,800,000	5.00	01/18/2005	4,245,861
Government of France
31,000,000	3.50	07/12/2004	26,666,241
42,800,000	4.00	10/25/2009	34,943,164
800,000	8.50	04/25/2023	980,385
5,500,000	5.50	04/25/2029	4,873,369
Republic of Italy
31,400,000	4.75	07/01/2005	27,940,571
19,600,000	6.50	11/01/2027	19,244,078
Standard Chartered Bank PLC
1,449,000	5.38	05/06/2009	1,204,394
Tecnost International NV
2,200,000	5.38	07/30/2004	1,951,824

			$126,574,510

Principal AmountÎ	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)

German Mark – 1.5%
Citicorp
DEM 4,500,000	6.25%	09/19/2009	$ 2,059,439
1,100,000	5.50	06/30/2010	472,394
Gallaher Group
10,300,000	5.88	08/06/2008	4,494,531
Royal Bank of Scotland PLC
3,700,000	5.25	07/22/2008	1,623,653

			$ 8,650,017

Japanese Yen – 17.5%
Asian Development Bank
JPY1,300,000,000	5.63%	02/18/2002	$ 13,168,736
European Investment Bank
200,000,000	2.13	09/20/2007	1,918,656
Government of Japan
470,000,000	1.60	09/20/2005	4,434,792
5,480,000,000	0.90	12/22/2008	47,229,924
940,000,000	1.50	03/20/2019	7,790,247
International Bank for Reconstruction & Development
350,000,000	5.25	03/20/2002	3,539,305
430,000,000	2.00	02/18/2008	4,133,175
Kingdom of Spain
220,000,000	4.75	03/14/2005	2,385,823
Oesterreichische Kontrollbank AG
180,000,000	1.80	03/22/2010	1,666,935
Republic of Italy
550,000,000	5.13	07/29/2003	5,806,685
750,000,000	3.75	06/08/2005	7,810,061

			$ 99,884,339

South African Rand – 1.7%
Republic of South Africa
ZAR 70,000,000	13.00%	08/31/2010	$ 9,487,160

Swedish Krona – 1.8%
Kingdom of Sweden
SEK 95,000,000	5.00%	01/15/2004	$ 10,484,626

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $359,309,873)			$337,227,828

Asset-Backed Securities – 2.7%

Auto – 0.6%
ALAC Automobile Receivables Trust Series 1997-1, Class A†
USD 92,662	6.29%	12/15/2002	$ 92,266
Americredit Automobile Receivables Trust Series 1997-D, Class A3
446,175	6.24	09/05/2003	442,802
Arcadia Automobile Receivables Series 1999-C, Class A3
1,087,562	7.20	06/15/2007	1,089,261
Rental Car Finance Corp. Series 1997-1, Class A2†
2,000,000	6.45	08/25/2005	1,948,980

			$ 3,573,309

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)

Credit Card – 0.4%
Citibank Credit Card Master Trust I Series 1998-3, Class A
USD1,000,000	5.80%	02/07/2005	$ 959,370
Fingerhut Master Trust Series 1998-2, Class A
1,000,000	6.23	02/15/2007	961,860

			$ 1,921,230

Home Equity – 0.9%
American Business Financial Services Series 1998-2, Class A6
USD2,250,000	6.46%	09/25/2029	$ 2,113,242
BankBoston Home Equity Loan Trust Series 1998-2, Class A7
1,750,000	6.14	06/25/2013	1,650,196
Saxon Asset Securities Trust Series 1998-1, Class AF6
1,500,000	6.52	11/25/2027	1,432,500

			$ 5,195,938

Lease – 0.3%
AESOP Funding II LLC Series 1998-1, Class A†
USD1,000,000	6.14%	05/20/2006	$ 938,150
First Sierra Receivables Series 1998-1, Class A4
900,000	5.63	08/12/2004	867,185

			$ 1,805,335

Manufactured Housing – 0.2%
Mid-State Trust Series 4, Class A
USD1,155,173	8.33%	04/01/2030	$ 1,140,167

Student Loans – 0.3%
Union Financial Services Series 1998-A, Class A9
USD2,000,000	5.73%	12/01/2005	$ 1,844,745

TOTAL ASSET-BACKED SECURITIES
(Cost $16,139,372)			$15,480,724

Corporate Bonds – 12.9%

Aerospace/Defense – 0.1%
Raytheon Co.
USD 85,000	6.30%	08/15/2000	$ 84,832
310,000	5.70	11/01/2003	287,482

			$ 372,314

Airlines – 0.2%
Continental Airlines, Inc.
USD 283,273	6.54%	09/15/2009	$ 265,699
Northwest Airlines, Inc.
237,073	8.07	01/02/2015	226,353
230,190	8.97	01/02/2015	229,681
263,556	7.67	07/02/2016	252,929

			$ 974,662

Automotive – 1.6%
Chrysler Financial Corp.
USD 445,000	6.09%	04/06/2001	$ 441,213
Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – continued

Automotive – (continued)
Ford Motor Credit Co.
USD 135,000	7.25%	01/15/2003	$ 133,516
5,000,000	6.13	04/28/2003	4,798,800
185,000	5.75	02/23/2004	172,920
General Motors Acceptance Corp.
2,500,000	5.50	01/14/2002	2,412,250
770,000	5.75	11/10/2003	723,384
The Hertz Corp.
485,000	6.70	06/15/2002	474,927
250,000	6.00	01/15/2003	238,215

			$9,395,225

Automotive Parts – 0.5%
The Pep Boys-Manny, Moe & Jack
USD 480,000	6.75%	03/10/2004	$ 396,355
TRW, Inc.†
375,000	6.63	06/01/2004	352,964
2,000,000	7.13	06/01/2009	1,825,338

			$2,574,657

Building Materials – 0.1%
Owens Corning
USD 375,000	7.50%	05/01/2005	$ 345,056

Commercial Banks – 1.5%
Bank of America Corp.
USD 320,000	7.75%	07/15/2002	$ 321,213
300,000	9.20	05/15/2003	311,937
2,000,000	6.63	06/15/2004	1,930,300
200,000	6.38	05/15/2005	189,074
150,000	7.25	10/15/2025	136,188
Citicorp
300,000	8.00	02/01/2003	303,267
DBS Group Holdings Ltd.
4,000,000	7.88	08/10/2009	3,902,000
Dime Bancorp, Inc.
215,000	6.38	01/30/2001	212,790
First Union Corp.
200,000	7.10	08/15/2004	195,622
Long Island Savings Bank
300,000	7.00	06/13/2002	293,247
The Money Store, Inc.
225,000	7.30	12/01/2002	223,472
Wells Fargo & Co.
360,000	6.63	07/15/2004	346,503

			$8,365,613

Conglomerates – 1.4%
Rothmans Nederland Holdings BV
USD3,300,000	6.50%	05/06/2003	$3,089,460
Tyco International Group SA
385,000	5.88	11/01/2004	353,927
190,000	6.38	06/15/2005	176,740
5,120,000	6.13	04/04/2007	4,586,169

			$8,206,296

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Consumer Cyclicals – 0.0%
Cendant Corp.
USD 200,000	7.75%	12/01/2003	$ 194,908

Credit Card Banks – 0.2%
Capital One Bank
USD 275,000	6.39%	03/05/2001	$ 272,739
250,000	6.48	01/28/2002	244,358
180,000	6.48	06/28/2002	174,055
Providian National Bank
250,000	6.65	02/01/2004	235,660

			$ 926,812

Electric – 0.1%
Mid American Energy Holdings Corp.
USD 180,000	7.23%	09/15/2005	$ 172,110
Niagara Mohawk Power Corp.
250,000	6.88	04/01/2003	242,193
275,000	8.00	06/01/2004	272,742
Salton Sea Funding Corp.
15,750	7.02	05/30/2000	15,750

			$ 702,795

Energy – 0.2%
Norsk Hydro ASA
USD 60,000	7.15%	01/15/2029	$ 54,052
Occidental Petroleum Corp.
115,000	6.50	04/01/2005	106,782
75,000	7.65	02/15/2006	73,079
90,000	7.20	04/01/2028	76,250
The Williams Cos., Inc.
200,000	6.13	02/01/2001	198,062
390,000	6.13	02/15/2012	379,529
Tosco Corp.
200,000	8.13	02/15/2030	191,502

			$ 1,079,256

Environmental – 0.1%
Republic Services, Inc.
USD 430,000	6.63%	05/15/2004	$ 389,825

Finance Companies – 1.2%
Associates Corp. of North America
USD 750,000	5.75%	11/01/2003	$ 705,530
Beneficial Corp.
500,000	6.43	04/10/2002	490,715
Comdisco, Inc.
450,000	6.13	01/15/2003	428,022
Household Financial Corp.
4,000,000	6.00	05/01/2004	3,765,120
MEPC Finance, Inc.
1,500,000	7.50	05/01/2003	1,486,680

			$ 6,876,067

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Food – 0.1%
Nabisco, Inc. #
USD 700,000	6.00%	02/15/2001	$ 682,164

Industrial-Other – 0.0%
AMETEK, Inc.
USD 130,000	7.20%	07/15/2008	$ 115,595

Insurance Companies – 0.4%
American General Finance Corp.
USD 490,000	5.75%	11/01/2003	$ 459,561
Conseco, Inc.
225,000	8.50	10/15/2002	139,500
Prudential Insurance Co. of America
1,900,000	6.38	07/23/2006	1,735,840

			$2,334,901

Media-Cable – 0.2%
Time Warner Entertainment Co.
USD 900,000	9.63%	05/01/2002	$ 928,413
Time Warner, Inc.
250,000	6.85	01/15/2026	242,218

			$1,170,631

Media-Non Cable – 0.4%
CBS Corp.
USD 170,000	6.88%	09/01/2003	$ 164,779
J. Seagram & Sons, Inc.
175,000	6.25	12/15/2001	170,419
News America Holdings, Inc.
400,000	8.50	02/15/2005	404,460
140,000	8.00	10/17/2016	130,602
200,000	7.43	10/01/2026	192,120
100,000	7.13	04/08/2028	84,840
PanAmSat Corp.
330,000	6.13	01/15/2005	294,241
Paramount Communications, Inc.
300,000	7.50	01/15/2002	297,834
Viacom, Inc.
450,000	7.75	06/01/2005	446,017

			$2,185,312

Mortgage Banks – 0.2%
Countrywide Home Loans, Inc.
USD 450,000	6.45%	02/27/2003	$ 435,942
200,000	6.84	10/22/2004	193,004
Homeside Lending, Inc.
400,000	6.20	05/15/2003	381,564

			$1,010,510

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

REIT – 0.2%
Chelsea GCA Realty, Inc.
USD250,000	7.75%	01/26/2001	$ 248,255
Developers Diversified Realty Corp.
125,000	6.84	12/16/2004	113,882
Liberty Property LP
235,000	6.97	12/11/2003	222,853
Simon Property Group LP
450,000	6.63	06/15/2003	425,879

			$1,010,869

Retailers – 0.1%
Federated Department Stores, Inc.
USD350,000	8.13%	10/15/2002	$ 354,379
Sears Roebuck Acceptance Corp.
240,000	6.72	09/17/2003	232,951

			$ 587,330

Supermarkets – 0.1%
Fred Meyer, Inc.
USD325,000	7.38%	03/01/2005	$ 315,156
Safeway, Inc.
315,000	5.88	11/15/2001	306,882
170,000	6.05	11/15/2003	161,169

			$ 783,207

Telecommunications – 1.1%
360 Communications Co.
USD300,000	7.13%	03/01/2003	$ 295,362
Ameritech Capital Funding
2,500,000	5.88	02/19/2003	2,392,500
Bellsouth Capital Funding Corp.
250,000	7.88	02/15/2030	251,260
Cable & Wireless Communications PLC
565,000	6.38	03/06/2003	555,898
MCI WorldCom, Inc.
405,000	6.13	08/15/2001	399,261
380,000	6.40	08/15/2005	359,773
Metronet Communications Corp.§
240,000	0.00/9.95	06/15/2008	187,200
Sprint Capital Corp.
650,000	5.88	05/01/2004	611,045
Tele-Communications, Inc.
280,000	8.25	01/15/2003	286,401
Telecom de Puerto Rico†
135,000	6.15	05/15/2002	130,284
155,000	6.65	05/15/2006	143,981
US West Capital Funding, Inc.†
400,000	6.88	08/15/2001	396,836
150,000	6.88	07/15/2028	128,685
Vodafone AirTouch PLC†
360,000	7.75	02/15/2010	361,822

			$6,500,308

Principal AmountÎ	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)

Tobacco – 0.6%
Imperial Tobacco Overseas BV
USD 2,800,000	7.13%	04/01/2009	$ 2,447,200
Philip Morris Cos., Inc.
180,000	9.00	01/01/2001	180,039
100,000	8.75	06/01/2001	99,649
350,000	7.50	04/01/2004	333,060
95,000	6.95	06/01/2006	93,855
R.J. Reynolds Tobacco Holdings, Inc.†
285,000	7.38	05/15/2003	251,911

			$ 3,405,714

Yankee Banks – 2.3%
Asian Development Bank
USD 4,000,000	5.82%	06/16/2008	$ 3,632,480
Bayerische Landesbank Girozentrale
250,000	5.88	12/01/2008	221,757
Merita Bank Ltd.
3,010,000	6.50	04/01/2009	2,717,272
National Westminster Bank PLC
3,800,000	7.38	10/01/2009	3,638,424
Nordbanken AB†#
1,200,000	8.95	11/29/2049	1,172,248
Sparebanken Rogaland†#
1,800,000	9.20	08/18/2009	1,812,017

			13,194,198

TOTAL CORPORATE BONDS
(Cost $77,234,051)			$73,384,225

Mortgage Backed Obligations – 4.8%

Federal Home Loan Mortgage Corp. (FHLMC) – 0.3%
USD 930,604	6.00%	06/01/2014	$ 872,143
994,905	6.00	11/01/2028	901,633

			$ 1,773,776

Federal National Mortgage Association (FNMA) – 0.4%
USD 83,710	6.00%	01/01/2029	$ 75,783
159,999	6.00	04/01/2029	144,849
740,151	6.00	05/01/2029	670,067
599,999	6.00	09/01/2029	543,185
1,000,000	6.00	TBA-30 yr®	905,000

			$ 2,338,884

Government National Mortgage Association (GNMA) – 1.3%
USD 67,511	9.00%	03/15/2005	$ 68,629
98,632	9.00	02/15/2006	100,235
324,986	9.00	02/15/2010	330,166
662,115	6.00	01/15/2011	630,631
489,730	7.00	07/15/2023	473,201
527,137	7.00	08/15/2023	509,346
291,750	7.00	09/15/2023	281,904
392,754	7.00	10/15/2023	379,499
216,434	7.00	11/15/2023	209,129

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Statement of Investments (continued)
April 30, 2000 (Unaudited)

Principal Amount€	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

Government National Mortgage Association (GNMA) – (continued)
USD 1,422,386	6.00%	11/15/2028	$ 1,291,697
3,270,936	6.00	12/15/2028	2,970,402
26,571	6.50	01/15/2029	24,912

			$ 7,269,751

Collateralized Mortgage Obligations – 2.8%
Inverse Floater# – 0.3%
FNMA Remic Trust Series 1993-164, Class SD
USD 500,000	5.51%	09/25/2008	$ 426,435
FNMA Remic Trust Series 1994-13, Class SH
962,660	5.68	02/25/2009	844,128
GE Capital Mortgage Services, Inc. Series 1994-2, Class A9
564,879	3.96	01/25/2009	513,418

			$ 1,783,981

Non-Agency CMOs – 1.0%
Asset Securitization Corp. Series 1997-D5, Class A1B
USD 450,000	6.66%	02/14/2041	$ 430,075
Chase Commercial Mortgage Securities Corp. Series 1997-1, Class A2
300,000	7.37	02/19/2007	295,041
Chase Commercial Mortgage Securities Corp. Series 1997-2 Class A2
2,300,000	6.60	11/19/2007	2,163,863
Commercial Mortgage Asset Trust Series 1999-C1, Class A3
250,000	6.64	09/17/2010	232,195
First Union Commercial Mortgage Trust Series 1999-C1, Class A2
1,500,000	6.07	10/15/2008	1,349,452
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A2
200,000	7.30	12/18/2006	197,394
GMAC Commercial Mortgage Securities, Inc. Series 1997-C1, Class A2
450,000	6.85	09/15/2006	437,048
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2 Class A2
750,000	6.39	02/15/2030	693,825

			$ 5,798,893

Regular Floater CMOs# – 0.3%
FNMA Series 1993-203, Class FA
USD 1,804,343	7.41%	10/25/2023	$ 1,827,462

Sequential Fixed Rate CMOs – 0.5%
FHLMC Series 2152, Class AB
USD 2,842,645	6.25%	01/15/2026	$ 2,683,173

Support – 0.5%
GE Capital Mortgage Services, Inc. Series 1994-6, Class A9
USD 3,078,266	6.50%	09/25/2022	$ 2,904,744

Target Amortization Class (TAC) – 0.2%
Countrywide Funding Corp. Series 1994-2, Class A10A
USD 1,000,000	6.50%	02/25/2009	$ 962,500

Principal Amount€	Interest Rate	Maturity Date	Value

Mortgage Backed Obligations – (continued)

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS			$15,960,753

TOTAL MORTGAGE BACKED OBLIGATIONS
(Cost $28,579,645)			$27,343,164

Sovereign Credit – 0.1%

Province of Quebec
USD 585,000	7.50%	07/15/2023	$ 573,205
80,000	5.74 #	03/02/2026	79,039
Province of Saskatchewan
65,000	8.50	07/15/2022	71,815

TOTAL SOVEREIGN CREDIT
(Cost $779,205)			$ 724,059

U.S. Treasury Obligations – 16.9%

United States Inflation-Indexed Treasury Note
USD 5,874,232	3.63%	01/15/2008	$ 5,723,675

United States Treasury Interest-Only Stripped Security•
400,000	6.28	02/15/2014	167,892

United States Treasury Principal-Only Stripped Securities°
1,520,000	8.00	11/15/2009	812,546
2,500,000	6.15	05/15/2017	880,425
3,690,000	6.13	11/15/2018	1,190,763
6,760,000	6.08	05/15/2020	2,004,273
1,200,000	5.93	08/15/2025	263,856
1,500,000	5.92	02/15/2026	320,895
1,000,000	5.89	08/15/2026	209,200
2,170,000	6.19	11/15/2026	430,441

United States Treasury Bonds
4,000,000	6.75	08/15/2026	4,272,480
10,900,000	6.13	11/15/2027	10,784,133
12,000,000	5.25	02/15/2029	10,541,280
2,700,000	6.13	08/15/2029	2,706,318
1,700,000	6.25	05/15/2030	1,766,929

United States Treasury Notes
36,300,000	5.88	11/15/2004	35,341,317
7,400,000	4.75	11/15/2008	6,607,978
12,800,000	6.00	08/15/2009	12,503,936

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,885,841)			$96,528,337

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS GLOBAL INCOME FUND

Principal Amount€	Interest Rate	Maturity Date	Value

Short-Term Obligation – 2.7%

State Street Bank & Trust Euro-Time Deposit ∧
USD15,370,000	6.00%	05/01/2000	$ 15,370,000

TOTAL SHORT-TERM OBLIGATION
(Cost $15,370,000)			$ 15,370,000

TOTAL INVESTMENTS
(Cost $593,297,987)			$566,058,337

Î	The principal amount of each security is stated in the currency in which the bond is denominated. See below.

CAD	= Canadian Dollar
DKK	= Danish Krone
DEM	= German Mark
EUR	= Euro Currency
GBP	= Great Britain Pound
JPY	= Japanese Yen
SEK	= Swedish Krona
USD	= United States Dollar
ZAR	= South African Rand

†
Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $9,555,482 as of April 30, 2000.

#	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2000.

a
TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

§	These securities are issued with a zero coupon rate which increases to the stated rate at a set date in the future.

•	Represents security with notional or nominal amount. The actual effective yield of this security is different than the stated coupon due to the amortization of related premiums.

°	Security is issued with a zero coupon. The interest rate disclosed for this security represents effective yield to maturity.

∧	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Assets and Liabilities
April 30, 2000 (Unaudited)

Adjustable Rate Government Fund

Assets:

Investment in securities, at value (identified cost $244,578,606, $180,601,669, $119,681,016, $367,161,259, and $593,297,987, respectively)	$241,014,509
Cash, at value	41,807
Receivables:
Investment securities sold	973,134
Interest, at value	1,706,480
Fund shares sold	5,049,990
Forward foreign currency exchange contracts	—
Variation margin	—
Reimbursement from adviser	15,959
Other assets	5,768

Total assets	248,807,647

Liabilities:

Due to Bank	—
Payables:
Investment securities purchased	—
Income distribution	726,217
Fund shares repurchased	127,171
Amounts owed to affiliates	97,659
Forward foreign currency exchange contracts	—
Variation margin	22,584
Forward sale contract, at value	—
Accrued expenses and other liabilities	53,696

Total liabilities	1,027,327

Net Assets:

Paid-in capital	303,267,750
Accumulated undistributed net investment income	74,192
Accumulated net realized gain (loss) on investment, futures and foreign currency related transactions	(51,791,514)
Net unrealized loss on investments, futures and translation of assets and liabilities denominated in foreign currencies	(3,770,108)

NET ASSETS	$247,780,320

Net asset value, offering and redemption price per share (a)
Class A	$9.63
Class B	—
Class C	—
Institutional	$9.64
Service	$9.64

Shares outstanding:
Class A	2,053,193
Class B	—
Class C	—
Institutional	23,648,708
Service	418

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	25,702,319

(a)
Maximum public offering price per share for Class A shares of Adjustable Rate Government (NAV per share multiplied by 1.0152), for Class A shares of Short Duration Government (NAV per share multiplied by $1.0204), for Class A shares of Government Income, Core Fixed Income, and Global Income (NAV per share multiplied by 1.0471) is $9.78, $9.58, $14.16, $9.78, and $15.18, respectively. At redemption, Class B and Class C shares may be subject to a contingent sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$175,469,889	$116,997,074	$356,224,743	$566,058,337
—	32,141	75,035	872,330

13,743,246	14,895,849	34,483,161	12,732,027
1,507,694	894,667	3,751,343	10,888,705
116,695	256,001	839,841	1,586,790
—	—	—	5,144,613
—	18,641	123,474	2,009,214
25,890	24,755	3,929	50,575
18,746	15,069	26,576	33,342

190,882,060	133,134,197	395,528,102	599,375,933

1,048,930	—	—	—

7,802,218	19,459,179	51,608,844	24,036,559
377,815	68,203	543,469	—
1,994,129	249,254	311,539	1,580,773
106,677	98,140	160,833	489,932
—	—	—	905,750
97,422	—	—	—
—	4,581,257	11,323,290	814,636
41,256	64,423	101,984	151,563

11,468,447	24,520,456	64,049,959	27,979,213

203,234,388	115,562,532	351,213,201	582,723,655
219,755	52,208	182,408	2,344,351
(17,628,079)	(4,439,562)	(9,373,858)	9,322,551
(6,412,451)	(2,561,437)	(10,543,608)	(22,993,837)

$179,413,613	$108,613,741	$331,478,143	$571,396,720

$9.39	$13.52	$9.34	$14.50
$9.37	$13.53	$9.37	$14.46
$9.35	$13.52	$9.37	$14.44
$9.38	$13.51	$9.36	$14.48
$9.37	$13.50	$9.37	$14.47

3,853,658	5,632,580	7,427,254	18,227,310
621,647	1,306,663	1,420,286	1,308,358
632,667	505,896	646,866	444,271
13,259,972	561,480	25,061,574	19,334,684
760,163	25,946	863,585	123,972

19,128,107	8,032,565	35,419,565	39,438,595

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Operations
For the Six Months Ended April 30, 2000 (Unaudited)

Adjustable Rate Government Fund

Investment income:

Interest (a)	$9,112,418

Total income	9,112,418

Expenses:

Management fees	578,038
Distribution and Service fees (b)	25,670
Transfer Agent fees (c)	73,206
Custodian fees	60,395
Registration fees	34,409
Professional fees	24,528
Trustee fees	4,921
Service share fees	2,236
Other	39,942

Total expenses	843,345

Less — expenses reimbursed and fees waived	(86,160)

Net Expenses	757,185

NET INVESTMENT INCOME	8,355,233

Realized and unrealized gain (loss) on investment, futures and foreign currency transactions:

Net realized gain (loss) from:
Investment transactions	(2,172,544)
Futures transactions	234,772
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	1,737,674
Futures	(2,384)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures and foreign currency transactions:	(202,482)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,152,751

(a)	Net of $15,185 in foreign withholding tax for the Global Income Fund.
(b)	Class A, Class B and Class C of the following funds had Distribution and Service fees of:
Adjustable Rate Government Fund — $25,670 for Class A only.
Short Duration Government Fund — $62,060, $32,033 and $36,929, respectively.
Government Income Fund — $94,775, $92,148 and $41,707, respectively.
Core Fixed Income Fund — $90,570, $69,460 and $33,282, respectively.
Global Income Fund — $666,187, $88,051 and $34,558, respectively.
(c)	The following funds had Transfer Agency fees of:
Adjustable Rate Government Fund — $19,509, $53,518 and $179 for Class A, Institutional Class, and Service Class, respectively.
Short Duration Government Fund — $47,167, $6,086, $7,016, $27,331 and $1,308 for Class A, Class B, Class C, Institutional Class, and Service Class, respectively.
Government Income Fund — $72,031, $17,508, $7,924, $1,379 and $42 for Class A, Class B, Class C, Institutional Class and Service Class, respectively.
Core Fixed Income Fund — $68,833, $13,197, $6,324, $42,855 and $1,678 for Class A, Class B, Class C, Institutional Class, and Service Class, respectively.
Global Income Fund — $253,151, $16,730, $6,566, $56,342 and $223 for Class A, Class B, Class C, Institutional Class and Service Class, respectively.

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$7,264,674	$3,803,163	$10,969,776	$15,715,635

7,264,674	3,803,163	10,969,776	15,715,635

516,595	356,524	631,338	2,582,208
131,022	228,630	193,312	788,796
88,908	98,884	132,887	333,012
58,380	56,573	84,714	197,827
33,237	28,856	39,812	52,744
24,839	24,839	24,839	27,644
4,921	4,921	4,922	4,920
16,354	526	20,979	2,787
38,970	36,660	40,098	34,671

913,226	836,413	1,172,901	4,024,609

(161,020)	(209,991)	(30,237)	(1,023,610)

752,206	626,422	1,142,664	3,000,999

6,512,468	3,176,741	9,827,112	12,714,636

(798,869)	(1,982,162)	(2,504,220)	(9,051,581)
(410,194)	(20,948)	(4,443)	(203,344)
—	—	5,422	24,160,975

(1,904,928)	242,906	(3,527,067)	(20,091,804)
(600,983)	126,113	380,508	(601,375)
—	—	(5,926)	6,188,147

(3,714,974)	(1,634,091)	(5,655,726)	401,018

$2,797,494	$1,542,650	$ 4,171,386	$13,115,654

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Six Months Ended April 30, 2000 (Unaudited)

Adjustable Rate Government Fund

From operations:

Net investment income	$ 8,355,233
Net realized gain (loss) on investment, futures and foreign currency related transactions	(1,937,772)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	1,735,290

Net increase in net assets resulting from operations	8,152,751

Distributions to shareholders:

From net investment income
Class A shares	(543,007)
Class B shares	—
Class C shares	—
Institutional shares	(7,714,629)
Service shares	(23,405)

Total distributions to shareholders	(8,281,041)

From share transactions:

Proceeds from sales of shares	96,925,962
Reinvestment of dividends and distributions	4,130,309
Cost of shares repurchased	(191,830,460)

Net increase (decrease) in net assets resulting from share transactions	(90,774,189)

TOTAL INCREASE (DECREASE)	(90,902,479)

Net assets:

Beginning of period	338,682,799

End of period	$247,780,320

Accumulated net investment income	$ 74,192

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 6,512,468	$ 3,176,741	$ 9,827,112	$ 12,714,636
(1,209,063)	(2,003,110)	(2,503,241)	14,906,050

(2,505,911)	369,019	(3,152,485)	(14,505,032)

2,797,494	1,542,650	4,171,386	13,115,654

(1,627,195)	(2,252,750)	(2,169,590)	(5,505,904)
(187,806)	(479,444)	(361,351)	(327,085)
(204,544)	(217,784)	(173,831)	(124,532)
(4,680,859)	(217,596)	(6,816,512)	(6,782,059)
(207,905)	(6,217)	(246,120)	(26,220)

(6,908,309)	(3,173,791)	(9,767,404)	(12,765,800)

41,846,277	45,113,175	117,056,445	88,220,624
4,092,427	2,658,589	6,351,578	7,452,829
(81,282,263)	(55,279,696)	(98,943,731)	(101,705,043)

(35,343,559)	(7,507,932)	24,464,292	(6,031,590)

(39,454,374)	(9,139,073)	18,868,274	(5,681,736)

218,867,987	117,752,814	312,609,869	577,078,456

$179,413,613	$108,613,741	$331,478,143	$571,396,720

$ 219,755	$ 52,208	$ 182,408	$ 2,344,351

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Statements of Changes in Net Assets
For the Year Ended October 31, 1999

Adjustable Rate Government Fund

From operations:

Net investment income	$ 21,741,895
Net realized loss on investment, futures and foreign currency related transactions	(752,580)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(1,219,471)

Net increase (decrease) in net assets resulting from operations	19,769,844

Distributions to shareholders:

From net investment income
Class A shares	(1,554,543)
Class B shares	—
Class C shares	—
Institutional shares	(17,799,251)
Administration shares	(156,305)
Service shares	(33,888)

From capital
Class A shares	(199,076)
Class B shares	—
Class C shares	—
Institutional shares	(2,279,391)
Administration shares	(20,017)
Service shares	(4,340)

From net realized gain on investment, futures and foreign currency transactions
Class A shares	—
Class B shares	—
Class C shares	—
Institutional shares	—
Administration shares	—
Service shares	—

Total distributions to shareholders	(22,046,811)

From share transactions:

Proceeds from sales of shares	505,773,211
Reinvestment of dividends and distributions	11,575,172
Cost of shares repurchased	(685,219,828)

Net increase (decrease) in net assets resulting from share transactions	(167,871,445)

TOTAL INCREASE (DECREASE)	(170,148,412)

Net assets:

Beginning of year	508,831,211

End of year	$338,682,799

Accumulated undistributed net investment income	$ —

The accompanying notes are an integral part of these financial statements.
GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Short Duration Government Fund	Government Income Fund	Core Fixed Income Fund	Global Income Fund

$ 13,380,044	$ 6,563,309	$ 17,029,832	$ 22,635,219
(1,966,703)	(2,232,045)	(6,434,738)	(6,101,567)

(6,265,046)	(5,231,809)	(11,888,878)	(22,918,010)

5,148,295	(900,545)	(1,293,784)	(6,384,358)

(2,885,366)	(4,701,931)	(3,111,344)	(10,433,058)
(267,022)	(881,113)	(579,641)	(456,703)
(316,483)	(489,690)	(337,695)	(263,007)
(8,877,237)	(267,417)	(11,800,204)	(11,462,739)
(278,181)	—	(495,974)	—
(341,400)	(484)	(368,926)	(40,207)

—	—	—	(457,628)
—	—	—	(20,032)
—	—	—	(11,536)
—	—	—	(502,793)
—	—	—	—
—	—	—	(1,764)

—	(1,930,242)	(896,935)	(5,398,726)
—	(406,494)	(144,240)	(219,025)
—	(228,993)	(92,870)	(129,352)
—	(63,106)	(2,576,039)	(4,630,914)
—	—	(181,000)	—
—	(39)	(84,628)	(17,604)

(12,965,689)	(8,969,509)	(20,669,496)	(34,045,088)

285,443,513	249,312,834	303,446,837	348,114,845
8,005,144	7,441,375	13,487,926	20,654,882
(292,142,829)	(258,554,530)	(265,160,385)	(160,439,290)

1,305,828	(1,800,321)	51,774,378	208,330,437

(6,511,566)	(11,670,375)	29,811,098	167,900,991

225,379,553	129,423,189	282,798,771	409,177,465

$218,867,987	$117,752,814	$312,609,869	$577,078,456

$ 615,596	$ 49,258	$ 122,700	$ 2,395,515

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements
April 30, 2000 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes Goldman Sachs Adjustable Rate Government Fund (Adjustable Rate Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Global Income Fund (Global Income), collectively, “the Funds” or individually a “Fund.” Adjustable Rate Government, Short Duration Government, Government Income, and Core Fixed Income are diversified portfolios of the Trust whereas Global Income is a non-diversified portfolio. Adjustable Rate Government offers three classes of shares — Class A, Institutional and Service. Government Income, Short Duration Government, Core Fixed Income and Global Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service. On July 20, 1999, Administration Class shares for Adjustable Rate Government, Short Duration Government, and Core Fixed Income were liquidated and are no longer offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A.  Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees. Short-term debt obligations maturing in sixty days or less are valued at amortized cost.

B.  Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued. Premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized, on an effective yield basis, over the expected lives of the respective securities.

        Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. Original issue discounts (“OID”) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage backed REMIC securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security for Core Fixed Income. Global Income amortizes only market discounts on debt securities other than REMIC mortgage backed securities.

C.  Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-
exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES — continued

        The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

        The Funds, at their most recent tax year-ends of October 31, 1999, had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

Fund	Amount	Years of Expiration

Adjustable Rate Government	$50,033,000	2000-2007

Short Duration Government	17,097,000	2002-2007

Government Income	2,397,000	2007

Core Fixed Income	6,931,000	2007

Global Income	4,047,000	2007

At April 30, 2000 the Funds’ aggregate unrealized gains and losses based on cost for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss

Adjustable Rate Government	$244,603,106	$ 152,596	$ (3,741,193)	$ (3,588,597)

Short Duration Government	180,602,955	283,640	(5,416,706)	(5,135,066)

Government Income	119,764,455	335,851	(3,103,232)	(2,767,381)

Core Fixed Income	367,210,734	688,212	(11,674,203)	(10,985,991)

Global Income	594,519,508	6,443,160	(34,904,331)	(28,461,171)

D.  Expenses —  Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

        Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective distribution and service plans. Shareholders of Service shares bear all expenses and fees paid to service organizations. Each class of shares of the Funds separately bears its respective class-specific transfer agency fees.

E.  Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

        Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) gains and losses between trade date and 2.  SIGNIFICANT ACCOUNTING POLICIES — continued

settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received.

F.  Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G.  Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into those transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

3. AGREEMENTS

Pursuant to the Investment Management Agreements (the “Agreements”), Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser for Adjustable Rate Government and Short Duration Government. Goldman Sachs Asset Management (“GSAM”), a unit of the Investment Management Division of Goldman Sachs, serves as the investment adviser for Government Income and Core Fixed Income. Goldman Sachs Asset Management International (“GSAMI”), an affiliate of GSAM, serves as the investment adviser for Global Income. Under the Agreements, the respective adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the adviser is entitled to a fee, computed daily and payable monthly at an annual rate equal to .40%, .50%, .65%, .40% and .90% of average daily net assets of Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively. For the six months ended April 30, 2000, the advisers for Government Income and Global Income voluntarily have agreed to waive a portion of their management fee equal annually to .11% and .25%, respectively, of each Fund’s average daily net assets. The advisers may discontinue or modify these waivers in the future at their discretion.

        Each adviser has voluntarily agreed to limit “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees, taxes, interest, brokerage, litigation, service share fees, indemnification costs and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, .05%, .00%, .00%, .10% and .00% of the average daily net assets of Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Funds that it retained approximately $6,000, $4,000, $19,000, $31,000 and $53,000 for the period ended April 30, 2000 for Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income, respectively.

        The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each fund for distribution services and shareholder maintenance equal, on an annual basis, to .50%, 1.00% and 1.00% for Global Income and .25%, 1.00% and 3.  AGREEMENTS —  continued

1.00% of each of the other funds’ average daily net assets attributable to Class A, Class B and Class C shares, respectively. For the six months ended April 30, 2000, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .15% of the average daily net assets attributable to the Class B shares of Short Duration Government. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.

        Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C shares and .04% of the average daily net assets for Institutional and Service shares.

        The Trust, on behalf of the Funds, has adopted Service Plans. These plans allow for Service shares to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans provide for compensation to the service organizations in an amount up to, on an annual basis, .50% of the average daily net asset value of the share class.

For the six months ended April 30, 2000, the advisors and distributor have voluntarily agreed to waive certain fees and reimburse other expenses as follows (in thousands):

	Waivers
Fund	Management	Class B Distribution and Service	Expense Reimbursement	Total

Adjustable Rate Government	$ —	$ —	$ 86	$ 86

Short Duration Government	—	5	156	161

Government Income	60	—	150	210

Core Fixed Income	—	—	30	30

Global Income	717	—	307	1,024

At April 30, 2000, the amounts owed to affiliates were as follows (in thousands):

Fund	Management	Distribution and Service	Transfer Agent	Total

Adjustable Rate Government	$ 83	$ 4	$11	$ 98

Short Duration Government	77	17	13	107

Government Income	47	35	16	98

Core Fixed Income	108	31	22	161

Global Income	306	129	55	490

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS

Purchases and proceeds of sales or maturities of long-term securities for the six months ended April 30, 2000, were as follows:

Fund	Purchases of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales or maturities of U.S. Government and agency obligations	Sales or maturities (excluding U.S. Government and agency obligations)

Adjustable Rate Government	$ 13,584,835	$ —	$121,444,542	$ —

Short Duration Government	125,510,132	—	165,896,767	—

Government Income	171,844,104	2,996,790	172,260,994	8,266,796

Core Fixed Income	319,182,384	50,475,560	296,125,100	35,314,075

Global Income	140,174,896	416,762,507	100,597,570	425,798,095

Forward Foreign Currency Exchange Contracts — Core Fixed Income and Global Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Global Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements.
The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS — continued

At April 30, 2000, Global Income had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Foreign Currency Sale Contracts	Value on Settlement Date	Current Value	Unrealized Gain	Unrealized Loss

British Pounds
expiring 6/15/2000	$ 77,649,496	$ 76,706,430	$ 943,066	$ —
Canadian Dollar
expiring 5/25/2000	4,922,076	4,873,371	48,705	—
expiring 5/25/2000	7,208,883	7,227,447	—	18,564
Danish Krone
expiring 7/19/2000	10,189,968	9,631,605	558,363	—
Euro Currency
expiring 5/19/2000	77,993	73,770	4,223	—
expiring 6/15/2000	7,737,860	7,666,816	71,044	—
expiring 6/16/2000	13,177,276	12,371,428	805,848	—
expiring 7/13/2000	121,476,989	120,153,593	1,323,396	—
Japanese Yen
expiring 5/17/2000	101,269,356	100,507,512	761,844	—
South African Rand
expiring 7/13/2000	9,997,143	9,726,156	270,987	—
Swedish Krona
expiring 6/16/2000	10,789,109	10,487,169	301,940	—

Total Open Foreign Currency Sale Contracts	$364,496,149	$359,425,297	$5,089,416	$ 18,564

Closed but Unsettled Foreign Currency Contracts	Purchase Value	Sale Value	Realized Gain	Realized Loss

Australian Dollar
expiring 6/19/2000	$ 7,118,000	$ 6,951,929	$ —	$166,071
British Pounds
expiring 6/15/2000	3,814,755	3,712,404	—	102,351
expiring 6/15/2000	30,192,949	29,989,086	—	203,863
expiring 6/15/2000	3,321,245	3,284,421	—	36,824
expiring 6/15/2000	1,069,831	1,069,679	—	152
expiring 6/15/2000	732,662	730,495	—	2,167
expiring 6/15/2000	7,205,429	7,176,624	—	28,805
expiring 6/15/2000	7,219,960	7,250,441	30,481	—
Canadian Dollar
expiring 5/25/2000	4,866,558	4,879,810	13,252	—
expiring 5/25/2000	2,278,441	2,278,923	482	—
expiring 5/25/2000	7,612,140	7,546,045	—	66,095
Euro Currency
expiring 5/19/2000	7,113,174	7,121,389	8,215	—
expiring 6/15/2000	394,930	390,512	—	4,418
expiring 6/15/2000	6,743,704	6,687,530	—	56,174
expiring 6/15/2000	7,140,443	7,050,723	—	89,720
Japanese Yen
expiring 5/17/2000	755,000	757,767	2,767	—
expiring 5/17/2000	3,810,844	3,770,122	—	40,722
expiring 5/17/2000	2,314,278	2,310,661	—	3,617
Swiss Franc
expiring 5/19/2000	7,199,381	7,113,174	—	86,207

Total Closed but Unsettled Foreign Currency Contracts	$110,903,724	$110,071,735	$ 55,197	$887,186

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

4. PORTFOLIO SECURITY TRANSACTIONS — continued

        The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2000, Global Income and Core Fixed Income had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Global Income) or to seek to increase total return. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

        The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

        For the six months ended April 30, 2000, Adjustable Rate Government, Short Duration Government, Government Income, Core Fixed Income and Global Income incurred commission expenses of approximately $9,000, $11,000, $2,000, $9,000 and $29,000, respectively, in connection with futures contracts entered into with Goldman Sachs.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

4. PORTFOLIO SECURITY TRANSACTIONS — continued

At April 30, 2000, open futures contracts were as follows:

Fund	Type	Number of Contracts Long (Short)	Settlement Month	Market Value	Unrealized Gain (Loss)

Adjustable Rate Government Fund	Euro Dollars	200	June 2000	$46,610,000	$ (250,968)
	Euro Dollars	20	September 2000	4,644,750	(14,127)
	Euro Dollars	20	December 2000	4,635,000	(4,877)
	5 Year U.S. Treasury Notes	5	June 2000	487,891	(91)
	Euro Dollars	(70)	March 2001	(16,216,375)	98,819
	10 Year U.S. Treasury Notes	(71)	June 2000	(6,883,672)	(34,767)

				$33,277,594	$ (206,011)

Short Duration Government Fund	Euro Dollars	65	June 2000	$15,148,250	$ (309,163)
	Euro Dollars	55	September 2000	12,773,063	(295,037)
	Euro Dollars	40	December 2000	9,270,000	(86,244)
	2 Year U.S. Treasury Notes	341	June 2000	67,256,922	(202,798)
	5 Year U.S. Treasury Notes	(256)	June 2000	(24,980,000)	(27,552)
	10 Year U.S. Treasury Notes	(203)	June 2000	(19,681,484)	(237,338)
	U.S. Treasury 30 Year Bond	(193)	June 2000	(6,373,125)	(122,539)

				$53,413,626	$(1,280,671)

Government Income Fund	Euro Dollars	10	September 2000	$ 2,322,375	$ (38,439)
	2 Year U.S. Treasury Notes	5	June 2000	986,172	(2,213)
	5 Year U.S. Treasury Notes	(68)	June 2000	(6,635,313)	9,999
	10 Year U.S. Treasury Notes	65	June 2000	6,301,953	86,490
	30 Year U.S. Treasury Bonds	19	June 2000	1,834,688	26,528

				$ 4,809,875	$ 82,365

Core Fixed Income Fund	Eurodollars	20	June 2000	$ 4,661,000	$ (28,622)
	Eurodollars	39	September 2002	9,037,275	(14,000)
	Eurodollars	39	December 2002	9,033,863	(14,000)
	Eurodollars	39	March 2003	9,039,712	(14,487)
	Eurodollars	39	June 2003	9,038,250	(15,950)
	Eurodollars	39	September 2003	9,037,275	(16,788)
	Eurodollars	39	December 2003	9,031,913	(16,788)
	Eurodollars	39	March 2004	9,035,812	(17,800)
	Eurodollars	39	June 2004	9,032,400	(18,287)
	5 Year U.S. Treasury Notes	(470)	June 2000	(45,861,719)	127,959
	10 Year U.S. Treasury Notes	30	June 2000	2,908,594	34,769
	30 Year U.S. Treasury Bonds	211	June 2000	20,374,688	264,270

				$54,369,063	$ 270,276

Global Income Fund	Euro Dollars	7	June 2000	$ 1,631,350	$ (10,763)
	Euro-Bund	(58)	June 2000	5,538,001	(106,510)
	5 Year U.S. Treasury Notes	(315)	June 2000	(30,737,110)	(101,812)
	10 Year U.S. Treasury Notes	(248)	June 2000	(24,044,375)	(311,938)
	10 Year U.S. Treasury Notes	56	June 2000	5,429,376	50,492
	20 Year U.S. Treasury Bond	78	June 2000	7,531,876	143,469
	20 Year U.S. Treasury Bond	(50)	June 2000	(4,828,125)	(86,719)

				$(39,479,007)	$ (423,781)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

5. REPURCHASE AGREEMENTS

During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a bank custodian.

6. JOINT REPURCHASE AGREEMENT ACCOUNT

The Funds, together with other registered investment companies having management agreements with GSFM, GSAMI and GSAM or their affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

        At April 30, 2000, Adjustable Rate Government, Government Income and Core Fixed Income had undivided interests in the repurchase agreements in the following joint account which equaled $22,200,000, $6,600,000, and $25,300,000, respectively, in principal amount. At April 30, 2000, the following repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

Repurchase Agreements	Principal Amount	Interest Rate	Maturity Date	Amortized Cost

ABN/AMRO, Inc.	$ 703,700,000	5.85%	05/01/2000	$ 703,700,000

Banc of America Securities LLC	1,300,000,000	5.85	05/01/2000	1,300,000,000

Bear Stearns Companies, Inc.	500,000,000	5.85	05/01/2000	500,000,000

Chase Securities, Inc.	400,000,000	5.85	05/01/2000	400,000,000

SG Cowen Securities	200,000,000	5.85	05/01/2000	200,000,000

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT				$3,103,700,000

7. LINE OF CREDIT FACILITY

The Funds participates in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment. During the six months ended April 30, 2000, the Funds did not have any borrowings under any of these facilities.

8. OTHER MATTERS

As of April 30, 2000, the Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 23% and 9% of the outstanding shares of Short Duration Government and Global Income, respectively. The Goldman Sachs Balanced Strategy Portfolio was the beneficial owner of approximately 17% of Short Duration Government. The Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 15% and 15% of Core Fixed Income and Global Income, respectively. The Goldman Sachs Growth Strategy Portfolio was the beneficial owner of approximately 7% of Global Income. The Goldman Sachs Conservative Strategy Portfolio was the beneficial owner of approximately 5% of Short Duration Government.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

9. CHANGE IN INDEPENDENT AUDITORS

On October 26, 1999 the Board of Trustees of the Funds, upon the recommendation of the Board’s audit committee, determined not to retain Arthur Andersen LLP and approved a change of the Funds’ independent auditors to Ernst & Young LLP. For the fiscal years ended October 31, 1999 and October 31, 1998, Arthur Andersen LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Funds and Arthur Andersen LLP on accounting principles or practices, financial statement disclosure or audit scope or procedure, which if not resolved to the satisfaction of Arthur Andersen LLP would have caused them to make reference to the disagreement in their report.

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended April 30, 2000 is as follows:

	Adjustable Rate Government		Short Duration Government

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,988,642	$ 19,120,093	2,153,943	$20,535,288
Reinvestment of dividends and distributions	47,105	455,197	118,916	1,124,204
Shares repurchased	(2,356,412)	(22,668,656)	(3,876,723)	(36,679,783)

	(320,665)	(3,093,366)	(1,603,864)	(15,020,291)

Class B Shares
Shares sold	—	—	328,988	3,112,710
Reinvestment of dividends and distributions	—	—	13,804	130,254
Shares repurchased	—	—	(447,227)	(4,225,308)

	—	—	(104,435)	(982,344)

Class C Shares
Shares sold	—	—	509,953	4,822,201
Reinvestment of dividends and distributions	—	—	18,658	175,592
Shares repurchased	—	—	(632,821)	(5,971,194)

	—	—	(104,210)	(973,401)

Institutional Shares
Shares sold	8,054,768	77,639,700	1,233,711	11,669,041
Reinvestment of dividends and distributions	379,240	3,651,725	259,868	2,454,392
Shares repurchased	(17,451,447)	(168,179,257)	(3,503,632)	(33,143,941)

	(9,017,439)	(86,887,832)	(2,010,053)	(19,020,508)

Service Shares
Shares sold	17,249	166,169	180,965	1,707,037
Reinvestment of dividends and distributions	2,428	23,387	22,043	207,985
Shares repurchased	(101,810)	(982,547)	(133,975)	(1,262,037)

	(82,133)	(792,991)	69,033	652,985

NET INCREASE (DECREASE)	(9,420,237)	$ (90,774,189)	(3,753,529)	$(35,343,559)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Government Income		Core Fixed Income		Global Income

Shares	Dollars	Shares	Dollars	Shares	Dollars

2,684,703	$36,432,356	6,380,788	$59,961,951	3,860,068	$56,005,714
148,427	2,007,225	181,637	1,702,228	316,318	4,575,340
(3,191,246)	(43,246,906)	(6,019,173)	(56,378,353)	(4,712,553)	(68,410,078)

(358,116)	(4,807,325)	543,252	5,285,826	(536,167)	(7,829,024)

385,703	5,246,021	238,162	2,241,783	336,158	4,871,785
23,139	316,730	24,007	225,599	18,774	271,398
(537,342)	(7,285,413)	(381,062)	(3,582,404)	(203,614)	(2,945,537)

(128,500)	(1,722,662)	(118,893)	(1,115,022)	151,318	2,197,646

63,924	866,639	97,625	922,083	73,405	1,060,776
13,336	180,381	12,183	114,519	6,305	90,837
(304,821)	(4,120,580)	(244,507)	(2,295,801)	(174,880)	(2,530,048)

(227,561)	(3,073,560)	(134,699)	(1,259,199)	(95,170)	(1,378,435)

166,392	2,236,072	5,561,015	52,538,497	1,754,226	$25,453,316
11,081	149,689	433,649	4,073,484	172,241	2,489,033
(46,802)	(626,797)	(3,729,574)	(35,115,664)	(1,906,745)	(27,645,881)

130,671	1,758,964	2,265,090	21,496,317	19,722	296,468

24,500	332,087	147,068	1,392,131	57,054	829,033
338	4,564	25,089	235,748	1,815	26,221
—	—	(166,893)	(1,571,509)	(11,956)	(173,499)

24,838	336,651	5,264	56,370	46,913	681,755

(558,668)	$ (7,507,932)	2,560,014	$24,464,292	(413,384)	$ (6,031,590)

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the year ended October 31, 1999 is as follows:

	Adjustable Rate Government		Short Duration Government

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	31,904,130	$307,792,374	10,095,040	$ 98,117,271
Reinvestment of dividends and distributions	119,965	1,158,237	216,498	2,098,601
Shares repurchased	(35,923,098)	(346,731,900)	(10,580,288)	(102,834,224)

	(3,899,003)	(37,781,289)	(268,750)	(2,618,352)

Class B Shares
Shares sold	—	—	536,977	5,189,723
Reinvestment of dividends and distributions	—	—	19,167	185,709
Shares repurchased	—	—	(338,423)	(3,279,805)

	—	—	217,721	2,095,627

Class C Shares
Shares sold	—	—	8,886,376	86,234,626
Reinvestment of dividends and distributions	—	—	20,160	197,199
Shares repurchased	—	—	(8,627,888)	(83,700,711)

	—	—	278,648	2,731,114

Institutional Shares
Shares sold	20,323,432	196,917,377	9,547,581	92,884,069
Reinvestment of dividends and distributions	1,061,620	10,265,385	513,104	4,969,995
Shares repurchased	(34,221,185)	(331,249,902)	(9,495,933)	(92,157,561)

	(12,836,133)	(124,067,140)	564,752	5,696,503

Administration Shares
Shares sold	68,624	664,460	89,932	879,455
Reinvestment of dividends and distributions	11,849	114,653	21,750	212,241
Shares repurchased	(699,098)	(6,780,446)	(853,809)	(8,273,964)

	(618,625)	(6,001,333)	(742,127)	(7,182,268)

Service Shares
Shares sold	41,184	399,000	220,831	2,138,369
Reinvestment of dividends and distributions	3,813	36,897	35,301	341,399
Shares repurchased	(47,218)	(457,580)	(195,427)	(1,896,564)

	(2,221)	(21,683)	60,705	583,204

NET INCREASE (DECREASE)	(17,355,982)	$(167,871,445)	110,949	$ 1,305,828

GOLDMAN SACHS TAXABLE INVESTMENT GRADE FUNDS

Government Income		Core Fixed Income		Global Income

Shares	Dollars	Shares	Dollars	Shares	Dollars

15,480,704	$221,875,202	15,664,674	$153,790,343	11,408,207	$172,565,659
399,303	5,661,524	364,578	3,579,460	893,424	13,446,916
(16,666,682)	(239,289,704)	(14,632,982)	(143,984,124)	(7,423,402)	(111,559,802)

(786,675)	(11,752,978)	1,396,270	13,385,679	4,878,229	74,452,773

995,374	14,092,144	1,292,427	12,801,294	799,694	11,962,762
63,277	898,159	45,231	443,248	37,347	559,007
(704,136)	(9,886,884)	(499,533)	(4,888,859)	(200,617)	(2,973,643)

354,515	5,103,419	838,125	8,355,683	636,424	9,548,126

584,857	8,274,255	731,786	7,234,043	427,735	6,481,148
44,022	624,389	26,464	260,185	19,764	296,195
(541,898)	(7,636,754)	(519,952)	(5,098,447)	(170,181)	(2,517,755)

86,981	1,261,890	238,298	2,395,781	277,318	4,259,588

357,908	5,057,233	12,407,934	122,028,595	10,355,146	156,504,371
18,233	257,175	849,565	8,328,838	419,045	6,293,031
(122,650)	(1,741,188)	(9,506,792)	(94,135,666)	(2,870,867)	(42,857,412)

253,491	3,573,220	3,750,707	36,221,767	7,903,324	119,939,990

—	—	285,215	2,874,182	—	—
—	—	43,863	435,986	—	—
—	—	(1,569,648)	(15,306,734)	—	—

—	—	(1,240,570)	(11,996,566)	—	—

987	14,000	480,043	4,718,380	39,802	600,905
9	128	44,910	440,209	3,980	59,733
—	—	(178,571)	(1,746,555)	(34,363)	(530,678)

996	14,128	346,382	3,412,034	9,419	129,960

(90,692)	$ (1,800,321)	5,329,212	$ 51,774,378	13,704,714	$208,330,437

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations(a)				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)		From net investment income	In excess of net investment income	From capital	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2000 - Class A Shares	$9.63	$0.26		$ 0.00		$(0.26)	$ —	$ —	$(0.00)
2000 - Institutional Shares	9.64	0.28		(0.00)		(0.28)	—	—	(0.00)
2000 - Service Shares	9.65	0.26		(0.02)		(0.25)	—	—	(0.01)

FOR THE YEARS ENDED OCTOBER 31,

1999 - Class A Shares	9.69	0.49		(0.05)		(0.44)	—	(0.06)	(0.06)
1999 - Institutional Shares	9.70	0.53		(0.05)		(0.48)	—	(0.06)	(0.06)
1999 - Administration Shares (g)	9.70	0.37	(e)	0.01	(e)	(0.33)	—	(0.04)	0.01
1999 - Service Shares	9.70	0.48		(0.04)		(0.43)	—	(0.06)	(0.05)

1998 - Class A Shares	9.88	0.53		(0.17)		(0.53)	(0.02)	—	(0.19)
1998 - Institutional Shares	9.88	0.55		(0.16)		(0.55)	(0.02)	—	(0.18)
1998 - Administration Shares	9.88	0.53		(0.16)		(0.53)	(0.02)	—	(0.18)
1998 - Service Shares	9.88	0.51		(0.16)		(0.51)	(0.02)	—	(0.18)

1997 - Class A Shares	9.83	0.57	(e)	0.05	(e)	(0.57)	—	—	0.05
1997 - Institutional Shares	9.83	0.59	(e)	0.05	(e)	(0.59)	—	—	0.05
1997 - Administration Shares	9.83	0.57	(e)	0.05	(e)	(0.57)	—	—	0.05
1997 - Service Shares (commenced March 27)	9.84	0.33	(e)	0.04	(e)	(0.33)	—	—	0.04

1996 - Class A Shares	9.77	0.55	(e)	0.08	(e)	(0.55)	(0.02)	—	0.06
1996 - Institutional Shares	9.77	0.57	(e)	0.08	(e)	(0.57)	(0.02)	—	0.06
1996 - Administration Shares	9.77	0.55	(e)	0.08	(e)	(0.55)	(0.02)	—	0.06

1995 - Class A Shares (commenced May 15)	9.79	0.27	(e)	(0.01	) (e)	(0.27)	(0.01)	—	(0.02)
1995 - Institutional Shares	9.74	0.56	(e)	0.07	(e)	(0.57)	(0.03)	—	0.03
1995 - Administration Shares	9.74	0.54	(e)	0.07	(e)	(0.55)	(0.03)	—	0.03

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales charge for Class A shares were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based on the average shares outstanding methodology.

(f)	Includes the effect of mortgage dollar roll transactions.

(g)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ADJUSTABLE RATE GOVERNMENT FUND

								Ratios assuming no voluntary waiver of fees or expense limitations
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(f)

$9.63	2.70	% (d)	$ 19,772	0.89	% (c)	5.33	% (c)	0.95	% (c)	5.27	% (c)	4.84	% (d)
9.64	2.90	(d)	228,004	0.49	(c)	5.82	(c)	0.55	(c)	5.76	(c)	4.84	(d)
9.64	2.48	(d)	4	0.99	(c)	5.30	(c)	1.05	(c)	5.24	(c)	4.84	(d)

9.63	4.65		22,862	0.89		5.15		0.93		5.11		38.86
9.64	5.06		315,024	0.49		5.49		0.53		5.45		38.86
9.71 (g)	4.02	(d)	—	0.74	(c)	5.35	(c)	0.78	(c)	5.31	(c)	38.86
9.65	4.65		797	0.99		4.99		1.03		4.95		38.86

9.69	3.71		60,782	0.80		5.40		1.02		5.18		33.64
9.70	4.09		441,228	0.53		5.63		0.53		5.63		33.64
9.70	3.83		5,999	0.78		5.33		0.78		5.33		33.64
9.70	3.57		822	1.03		5.09		1.03		5.09		33.64

9.88	6.43		43,393	0.74		5.60		1.02		5.32		46.58
9.88	6.70		463,511	0.49		5.99		0.52		5.96		46.58
9.88	6.43		2,793	0.74		5.73		0.77		5.70		46.58
9.88	3.81	(d)	346	1.05	(c)	5.64	(c)	1.08	(c)	5.61	(c)	46.58

9.83	6.60		10,728	0.70		5.59		1.01		5.28		52.36
9.83	6.86		613,149	0.45		5.85		0.51		5.79		52.36
9.83	6.60		3,792	0.70		5.59		0.76		5.53		52.36

9.77	2.74	(d)	15,203	0.69	(c)	5.87	(c)	1.01	(c)	5.55	(c)	24.12
9.77	6.75		657,358	0.46		5.77		0.53		5.70		24.12
9.77	6.48		3,572	0.71		5.50		0.78		5.43		24.12

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations(a)				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)		From net investment income	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2000 - Class A Shares	$9.57	$0.27		$(0.15)		$(0.30)	$(0.18)
2000 - Class B Shares	9.56	0.25		(0.17)		(0.27)	(0.19)
2000 - Class C Shares	9.54	0.26		(0.18)		(0.27)	(0.19)
2000 - Institutional Shares	9.57	0.31		(0.18)		(0.32)	(0.19)
2000 - Service Shares	9.56	0.28		(0.17)		(0.30)	(0.19)

FOR THE YEARS ENDED OCTOBER 31,

1999 - Class A Shares	9.91	0.55		(0.36)		(0.53)	(0.34)
1999 - Class B Shares	9.88	0.48		(0.33)		(0.47)	(0.32)
1999 - Class C Shares	9.88	0.47		(0.36)		(0.45)	(0.34)
1999 - Institutional Shares	9.90	0.59		(0.35)		(0.57)	(0.33)
1999 - Administration Shares (h)	9.91	0.40	(e)	(0.25	) (e)	(0.39)	(0.24)
1999 - Service Shares	9.89	0.54		(0.35)		(0.52)	(0.33)

1998 - Class A Shares	9.88	0.57		0.04		(0.58)	0.03
1998 - Class B Shares	9.86	0.51		0.03		(0.52)	0.02
1998 - Class C Shares	9.86	0.49		0.03		(0.50)	0.02
1998 - Institutional Shares	9.86	0.58		0.06		(0.60)	0.04
1998 - Administration Shares	9.89	0.55		0.05		(0.58)	0.02
1998 - Service Shares	9.86	0.55		0.04		(0.56)	0.03

1997 - Class A Shares (commenced May 1)	9.78	0.31	(e)	0.09	(e)	(0.30)	0.10
1997 - Class B Shares (commenced May 1)	9.75	0.28	(e)	0.10	(e)	(0.27)	0.11
1997 - Class C Shares (commenced August 15)	9.83	0.12	(e)	0.02	(e)	(0.11)	0.03
1997 - Institutional Shares	9.83	0.64	(e)	0.03	(e)	(0.64)	0.03
1997 - Administration Shares	9.85	0.62	(e)	0.04	(e)	(0.62)	0.04
1997 - Service Shares	9.82	0.59	(e)	0.04	(e)	(0.59)	0.04

1996 - Institutional Shares	9.82	0.63	(e)	0.01	(e)	(0.63)	0.01
1996 - Administration Shares (g)	9.86	0.38	(e)	—	(e)	(0.39)	(0.01)
1996 - Service Shares (Commenced April 10)	9.72	0.31	(e)	0.10	(e)	(0.31)	0.10

1995 - Institutional Shares	9.64	0.66	(e)	0.17	(e)	(0.65)	0.18
1995 - Administration Shares (g)	9.64	0.24	(e)	(0.04	) (e)	(0.21)	(0.01)

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based on the average shares outstanding methodology.

(f)	Includes the effect of mortgage dollar roll transactions.

(g)	Short Duration Government Fund Administration shares commenced activity on April 15, 1993, were redeemed in full on February 23, 1995 and re-commenced on February 28, 1996 at $9.86.

(h)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

								Ratios assuming no voluntary waiver of fees or expense limitations
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(f)

$9.39	1.31	% (d)	$ 36,203	0.94	% (c)	6.12	% (c)	1.09	% (c)	5.97	% (c)	61.15	% (d)
9.37	0.90	(d)	5,824	1.54	(c)	5.47	(c)	1.84	(c)	5.17	(c)	61.15	(d)
9.35	0.82	(d)	5,918	1.69	(c)	5.31	(c)	1.84	(c)	5.16	(c)	61.15	(d)
9.38	1.41	(d)	124,347	0.54	(c)	6.48	(c)	0.69	(c)	6.33	(c)	61.15	(d)
9.37	1.15	(d)	7,122	1.04	(c)	5.99	(c)	1.19	(c)	5.84	(c)	61.15	(d)

9.57	1.97		52,235	0.94		5.61		1.07		5.48		172.61
9.56	1.56		6,937	1.54		5.04		1.82		4.76		172.61
9.54	1.21		7,029	1.69		4.83		1.82		4.70		172.61
9.57	2.49		146,062	0.54		6.03		0.67		5.90		172.61
9.67 (h)	1.57	(d)	—	0.79	(c)	5.76	(c)	0.92	(c)	5.63	(c)	172.61
9.56	1.97		6,605	1.04		5.54		1.17		5.41		172.61

9.91	6.36		56,725	0.81		5.68		1.32		5.17		119.89
9.88	5.62		5,025	1.41		5.12		1.87		4.66		119.89
9.88	5.46		4,527	1.56		4.64		1.87		4.33		119.89
9.90	6.75		145,514	0.53		6.06		0.84		5.75		119.89
9.91	6.27		7,357	0.78		5.76		1.09		5.45		119.89
9.89	6.12		6,232	1.03		5.56		1.34		5.25		119.89

9.88	4.14	(d)	9,491	0.70	(c)	6.05	(c)	1.32	(c)	5.43	(c)	102.58
9.86	3.94	(d)	747	1.30	(c)	5.52	(c)	1.82	(c)	5.00	(c)	102.58
9.86	1.44	(d)	190	1.45	(c)	5.52	(c)	1.82	(c)	5.15	(c)	102.58
9.86	7.07		103,729	0.45		6.43		0.82		6.06		102.58
9.89	6.91		1,060	0.70		6.19		1.07		5.82		102.58
9.86	6.63		3,337	0.95		5.92		1.32		5.55		102.58

9.83	6.75		99,944	0.45		6.44		0.71		6.18		115.45
9.85	4.00	(d)	252	0.70	(c)	5.97	(c)	0.96	(c)	5.71	(c)	115.45
9.82	4.35	(d)	1,822	0.95	(c)	6.05	(c)	1.21	(c)	5.79	(c)	115.45

9.82	8.97		103,760	0.45		6.87		0.72		6.60		292.56
9.63	2.10	(d)	—	0.70	(c)	7.91	(c)	0.90	(c)	7.71	(c)	292.56

GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations (a)		Distributions to shareholders
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	From net investment income	In excess of net investment income	From net realized gains

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2000 - Class A Shares	$13.70	$0.40	$(0.18)	$(0.40)	$ —	$ —
2000 - Class B Shares	13.72	0.35	(0.19)	(0.35)	—	—
2000 - Class C Shares	13.71	0.35	(0.19)	(0.35)	—	—
2000 - Institutional Shares	13.69	0.43	(0.18)	(0.43)	—	—
2000 - Service Shares	13.63	0.39	(0.13)	(0.39)	—	—

FOR THE YEARS ENDED OCTOBER 31,

1999 - Class A Shares	14.91	0.80	(0.89)	(0.77)	—	(0.35)
1999 - Class B Shares	14.92	0.69	(0.87)	(0.67)	—	(0.35)
1999 - Class C Shares	14.91	0.69	(0.88)	(0.66)	—	(0.35)
1999 - Institutional Shares	14.90	0.85	(0.88)	(0.83)	—	(0.35)
1999 - Service Shares	14.88	0.77	(0.92)	(0.75)	—	(0.35)

1998 - Class A Shares	14.59	0.81	0.45	(0.81)	(0.07)	(0.06)
1998 - Class B Shares	14.61	0.72	0.42	(0.72)	(0.05)	(0.06)
1998 - Class C Shares	14.60	0.74	0.40	(0.74)	(0.03)	(0.06)
1998 - Institutional Shares	14.59	0.87	0.42	(0.87)	(0.05)	(0.06)
1998 - Service Shares	14.59	0.80	0.40	(0.80)	(0.05)	(0.06)

1997 - Class A Shares	14.36	0.91	0.29	(0.90)	—	(0.07)
1997 - Class B Shares	14.37	0.80	0.30	(0.79)	—	(0.07)
1997 - Class C Shares (commenced August 15)	14.38	0.17	0.22	(0.17)	—	—
1997 - Institutional Shares (commenced August 15)	14.37	0.20	0.22	(0.20)	—	—
1997 - Service Shares (commenced August 15)	14.37	0.20	0.21	(0.19)	—	—

1996 - Class A shares	14.47	0.92	(0.11)	(0.92)	—	—
1996 - Class B shares (commenced May 1)	14.11	0.41	0.26	(0.41)	—	—

1995 - Class A shares	13.47	0.94	1.00	(0.94)	—	—

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND
									Ratios assuming no voluntary waiver of fees or expense limitations
Net increase (decrease) in net asset value	Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(e)

$(0.18)	$13.52	1.65	%(d)	$ 76,156	0.98	%(c)	5.95	%(c)	1.36	%(c)	5.57	%(c)	159.93	%(d)
(0.19)	13.53	1.20	(d)	17,682	1.73	(c)	5.19	(c)	2.11	(c)	4.81	(c)	159.93	(d)
(0.19)	13.52	1.20	(d)	6,841	1.73	(c)	5.20	(c)	2.11	(c)	4.82	(c)	159.93	(d)
(0.18)	13.51	1.85	(d)	7,585	0.58	(c)	6.35	(c)	0.96	(c)	5.97	(c)	159.93	(d)
(0.13)	13.50	1.97	(d)	350	1.08	(c)	5.97	(c)	1.46	(c)	5.59	(c)	159.93	(d)

(1.21)	13.70	(0.63)		82,102	0.98		5.63		1.33		5.28		277.64
(1.20)	13.72	(1.29)		19,684	1.73		4.88		2.08		4.53		277.64
(1.20)	13.71	(1.29)		10,053	1.73		4.89		2.08		4.54		277.64
(1.21)	13.69	(0.23)		5,899	0.58		6.07		0.93		5.72		277.64
(1.25)	13.63	(1.01)		15	1.08		5.56		1.43		5.21		277.64

0.32	14.91	8.98		101,015	0.76		5.53		1.53		4.76		315.43
0.31	14.92	8.09		16,125	1.51		4.76		2.05		4.22		315.43
0.31	14.91	8.09		9,639	1.51		4.59		2.05		4.05		315.43
0.31	14.90	9.19		2,642	0.51		5.82		1.05		5.28		315.43
0.29	14.88	8.53		2	1.01		5.48		1.55		4.94		315.43

0.23	14.59	8.72		68,859	0.50		6.38		1.82		5.06		395.75
0.24	14.61	7.96		8,041	1.25		5.59		2.32		4.52		395.75
0.22	14.60	2.72	(d)	1,196	1.25	(c)	5.45	(c)	2.32	(c)	4.38	(c)	395.75
0.22	14.59	2.94	(d)	1,894	0.25	(c)	7.03	(c)	1.32	(c)	5.96	(c)	395.75
0.22	14.59	2.85	(d)	2	0.75	(c)	6.49	(c)	1.82	(c)	5.42	(c)	395.75

(0.11)	14.36	5.80		30,603	0.50		6.42		1.89		5.03		485.09
0.26	14.37	4.85	(d)	234	1.25	(c)	5.65	(c)	2.39	(c)	4.51	(c)	485.09

1.00	14.47	14.90		29,503	0.47		6.67		2.34		4.80		449.53

GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations (a)				Distributions to shareholders
	Net asset value at beginning of period	Net investment income		Net realized and unrealized gain (loss)		From net investment income	In excess of net investment income	From net realized gains	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2000 - Class A Shares	$ 9.50	$ 0.28		$(0.16)		$(0.28)	$ —	$ —	$(0.16)
2000 - Class B Shares	9.52	0.24		(0.15)		(0.24)	—	—	(0.15)
2000 - Class C Shares	9.52	0.24		(0.15)		(0.24)	—	—	(0.15)
2000 - Institutional Shares	9.52	0.31		(0.17)		(0.30)	—	—	(0.16)
2000 - Service Shares	9.52	0.27		(0.15)		(0.27)	—	—	(0.15)

FOR THE YEARS ENDED OCTOBER 31,

1999 - Class A Shares	10.25	0.54		(0.61)		(0.53)	—	(0.15)	(0.75)
1999 - Class B Shares	10.28	0.48		(0.62)		(0.47)	—	(0.15)	(0.76)
1999 - Class C Shares	10.28	0.47		(0.62)		(0.46)	—	(0.15)	(0.76)
1999 - Institutional Shares	10.28	0.58		(0.62)		(0.57)	—	(0.15)	(0.76)
1999 - Administration Shares(g)	10.27	0.40	(e)	(0.41	) (e)	(0.40)	—	(0.15)	(0.56)
1999 - Service Shares	10.28	0.54		(0.62)		(0.53)	—	(0.15)	(0.76)

1998 - Class A Shares	10.06	0.59		0.27		(0.59)	(0.02)	(0.06)	0.19
1998 - Class B Shares	10.09	0.52		0.27		(0.52)	(0.02)	(0.06)	0.19
1998 - Class C Shares	10.09	0.52		0.27		(0.52)	(0.02)	(0.06)	0.19
1998 - Institutional Shares	10.08	0.61		0.29		(0.61)	(0.03)	(0.06)	0.20
1998 - Administration Shares	10.07	0.57		0.29		(0.57)	(0.03)	(0.06)	0.20
1998 - Service Shares	10.09	0.56		0.27		(0.56)	(0.02)	(0.06)	0.19

1997 - Class A Shares (commenced May 1)	9.70	0.30		0.36		(0.30)	—	—	0.36
1997 - Class B Shares (commenced May 1)	9.72	0.27		0.37		(0.27)	—	—	0.37
1997 - Class C Shares (commenced August 15)	9.93	0.11		0.16		(0.11)	—	—	0.16
1997 - Institutional Shares	9.85	0.64		0.23		(0.64)	—	—	0.23
1997 - Administration Shares	9.84	0.62		0.23		(0.62)	—	—	0.23
1997 - Service Shares	9.86	0.59		0.23		(0.59)	—	—	0.23

1996 - Institutional Shares	10.00	0.64		(0.07)		(0.64)	—	(0.08)	(0.15)
1996 - Administrative Shares (commenced February 28)	9.91	0.41		(0.07)		(0.41)	—	—	(0.07)
1996 - Service Shares (commenced March 13)	9.77	0.38		0.09		(0.38)	—	—	0.09

1995 - Institutional Shares	9.24	0.64		0.76		(0.64)	—	—	0.76

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based on average shares outstanding methodology.

(f)	Includes the effect of mortgage dollar roll transactions.

(g)	Administration Class shares were liquidated on July 20, 1999. Ending net asset value shown as of July 20, 1999.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
								Ratios assuming no voluntary waiver of fees or expense limitations
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(f)

$ 9.34	1.27	%(d)	$ 69,384	0.94	%(c)	6.00	%(c)	0.96	%(c)	5.98	%(c)	108.97	%(d)
9.37	1.01	(d)	13,301	1.69	(c)	5.24	(c)	1.71	(c)	5.22	(c)	108.97	(d)
9.37	1.01	(d)	6,062	1.69	(c)	5.25	(c)	1.71	(c)	5.23	(c)	108.97	(d)
9.36	1.48	(d)	234,643	0.54	(c)	6.41	(c)	0.56	(c)	6.39	(c)	108.97	(d)
9.37	1.33	(d)	8,088	1.04	(c)	5.91	(c)	1.06	(c)	5.89	(c)	108.97	(d)

9.50	(0.68)		65,368	0.94		5.57		0.98		5.53		279.67
9.52	(1.47)		14,654	1.69		4.83		1.73		4.79		279.67
9.52	(1.51)		7,443	1.69		4.82		1.73		4.78		279.67
9.52	(0.37)		216,973	0.54		5.97		0.58		5.93		279.67
9.71 (g)	(0.13	) (d)	—	0.79	(c)	5.63	(c)	0.83	(c)	5.59	(c)	279.67
9.52	(0.87)		8,172	1.04		5.50		1.08		5.46		279.67

10.25	8.76		56,267	0.74		5.58		1.21		5.11		271.50
10.28	7.94		7,209	1.49		4.82		1.75		4.56		271.50
10.28	7.94		5,587	1.49		4.81		1.75		4.55		271.50
10.28	9.15		195,730	0.46		5.95		0.72		5.69		271.50
10.27	8.88		12,743	0.71		5.70		0.97		5.44		271.50
10.28	8.50		5,263	0.96		5.44		1.22		5.18		271.50

10.06	6.94	(d)	9,336	0.70	(c)	6.13	(c)	1.33	(c)	5.50	(c)	361.27
10.09	6.63	(d)	621	1.45	(c)	5.28	(c)	1.83	(c)	4.90	(c)	361.27
10.09	2.74	(d)	272	1.45	(c)	4.84	(c)	1.83	(c)	4.46	(c)	361.27
10.08	9.19		79,230	0.45		6.53		0.83		6.15		361.27
10.07	8.92		6,176	0.70		6.27		1.08		5.89		361.27
10.09	8.65		1,868	0.95		6.00		1.33		5.62		361.27

9.85	5.98		72,061	0.45		6.51		0.83		6.13		414.20
9.84	3.56	(d)	702	0.70	(c)	6.41	(c)	1.08	(c)	6.03	(c)	414.20
9.86	4.90	(d)	381	0.95	(c)	6.37	(c)	1.33	(c)	5.99	(c)	414.20

10.00	15.72		55,502	0.45		6.56		0.96		6.05		382.26

GOLDMAN SACHS GLOBAL INCOME FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations (a)				Distributions to shareholders
	Net asset value, beginning of period	Net investment income		Net realized and unrealized gain (loss)		From net investment income	From capital	From net realized gains	Net increase (decrease) in net asset value

FOR THE SIX MONTHS ENDED APRIL 30 (UNAUDITED),

2000 - Class A Shares	$14.49	$0.31		$ —		$(0.30)	$ —	$ —	$ 0.01
2000 - Class B Shares	14.45	0.26		0.01		(0.26)	—	—	0.01
2000 - Class C Shares	14.43	0.26		0.01		(0.26)	—	—	0.01
2000 - Institutional Shares	14.48	0.35		—		(0.35)	—	—	—
2000 - Service Shares	14.47	0.29		0.02		(0.31)	—	—	—

FOR THE YEARS ENDED OCTOBER 31,

1999 - Class A Shares	15.65	0.62	(e)	(0.78	) (e)	(0.61)	(0.03)	(0.36)	(1.16)
1999 - Class B Shares	15.63	0.53		(0.78)		(0.55)	(0.02)	(0.36)	(1.18)
1999 - Class C Shares	15.60	0.53		(0.77)		(0.55)	(0.02)	(0.36)	(1.17)
1999 - Institutional Shares	15.64	0.71		(0.77)		(0.71)	(0.03)	(0.36)	(1.16)
1999 - Service Shares	15.64	0.64		(0.79)		(0.63)	(0.03)	(0.36)	(1.17)

1998 - Class A Shares	15.10	0.72	(e)	0.90	(e)	(1.01)	—	(0.06)	0.55
1998 - Class B Shares	15.08	0.63	(e)	0.92	(e)	(0.94)	—	(0.06)	0.55
1998 - Class C Shares	15.06	0.63	(e)	0.91	(e)	(0.94)	—	(0.06)	0.54
1998 - Institutional Shares	15.09	0.82	(e)	0.90	(e)	(1.11)	—	(0.06)	0.55
1998 - Service Shares	15.09	0.74	(e)	0.91	(e)	(1.04)	—	(0.06)	0.55

1997 - Class A shares	14.53	0.59		0.77		(0.79)	—	—	0.57
1997 - Class B shares	14.53	0.72		0.56		(0.73)	—	—	0.55
1997 - Class C shares (commenced August 15)	14.80	0.16		0.29		(0.19)	—	—	0.26
1997 - Institutional Shares	14.52	0.88		0.56		(0.87)	—	—	0.57
1997 - Service Shares (commenced March 12)	14.69	0.53		0.39		(0.52)	—	—	0.40

1996 - Class A shares	14.45	0.71		0.80		(1.43)	—	—	0.08
1996 - Class B shares (commenced May 1)	14.03	0.34		0.52		(0.36)	—	—	0.50
1996 - Institutional shares	14.45	1.15		0.42		(1.50)	—	—	0.07

1995 - Class A shares	13.43	0.89		1.07		(0.94)	—	—	1.02
1995 - Institutional shares (commenced August 1)	14.09	0.22		0.40		(0.26)	—	—	0.36

(a)	Includes the balancing effect of calculating per share amounts.

(b)
Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of period and no sales charge. Total return would be reduced if a sales or redemption charge were taken into account.

(c)	Annualized.

(d)	Not annualized.

(e)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INCOME FUND

								Ratios assuming no voluntary waiver of fees or expense limitations
Net asset value, end of period	Total return(b)		Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$14.50	2.16	% (d)	$264,221	1.34	% (c)	4.13	% (c)	1.70	% (c)	3.77	% (c)	97.43	% (d)
14.46	1.92	(d)	18,922	1.84	(c)	3.64	(c)	2.20	(c)	3.28	(c)	97.43	(d)
14.44	1.91	(d)	6,416	1.84	(c)	3.62	(c)	2.20	(c)	3.26	(c)	97.43	(d)
14.48	2.43	(d)	280,044	0.69	(c)	4.79	(c)	1.05	(c)	4.43	(c)	97.43	(d)
14.47	2.18	(d)	1,794	1.19	(c)	4.31	(c)	1.55	(c)	3.95	(c)	97.43	(d)

14.49	(1.14)		271,832	1.34		4.12		1.72		3.74		158.27
14.45	(1.74)		16,724	1.84		3.60		2.22		3.22		158.27
14.43	(1.68)		7,786	1.84		3.60		2.22		3.22		158.27
14.48	(0.49)		279,621	0.69		4.75		1.07		4.37		158.27
14.47	(1.06)		1,115	1.19		4.28		1.57		3.90		158.27

15.65	11.21		217,362	1.31		4.71		1.75		4.27		229.91
15.63	10.66		8,135	1.83		4.19		2.24		3.78		229.91
15.60	10.65		4,090	1.83		4.20		2.24		3.79		229.91
15.64	11.95		178,532	0.66		5.40		1.07		4.99		229.91
15.64	11.43		1,058	1.16		4.92		1.57		4.51		229.91

15.10	9.66		167,096	1.17		5.19		1.60		4.76		383.72
15.08	9.04		3,465	1.71		4.76		2.10		4.37		383.72
15.06	3.03	(d)	496	1.71	(c)	4.98	(c)	2.10	(c)	4.59	(c)	383.72
15.09	10.26		60,929	0.65		5.72		1.04		5.33		383.72
15.09	6.42	(d)	151	1.15	(c)	5.33	(c)	1.54	(c)	4.94	(c)	383.72

14.53	11.05		198,665	1.16		5.81		1.64		5.33		232.15
14.53	6.24	(d)	256	1.70	(c)	5.16	(c)	2.14	(c)	4.72	(c)	232.15
14.52	11.55		54,254	0.65		6.35		1.11		5.89		232.15

14.45	15.08		245,835	1.29		6.23		1.58		5.94		265.86
14.45	4.42	(d)	31,619	0.65	(c)	6.01	(c)	1.08	(c)	5.58	(c)	265.86

GOLDMAN SACHS FUND PROFILE

Goldman Sachs

Taxable Investment Grade Funds

Generally speaking, bond investments may help individuals mitigate overall portfolio volatility, without sacrificing attractive returns.

Goldman Sachs Taxable Investment Grade Funds offer investors access to the benefits associated with fixed income investing. The Funds seek current income from portfolios that invest in a variety of fixed income securities.

Target Your Needs

Goldman Sachs Taxable Investment Grade Funds have distinct investment objectives and defined positions on the risk/return spectrum. As your investment objectives change, you can exchange shares within Goldman Sachs Funds without any additional charge. Please note: in general, greater returns are associated with greater risk.*

Goldman Sachs Fixed Income Funds

HIGH YEILD
Higher Risk/Return
■ High Yield Fund

■ Global Income Fund
TAXABLE	■ Core Fixed Income Fund
■ Government Income Fund
■ Short Duration Government Fund
■ Adjustable Rate Government Fund

TAX-FREE	■ High Yield Municipal Fund
Lower Risk/Return	■ Municipal Income Fund
■ Short Duration Tax-Free Fund

For More Information

To learn more about Goldman Sachs Taxable Investment Grade Funds and other Goldman Sachs Funds, call your investment professional today.

THE GOLDMAN
SACHS ADVANTAGE

When you invest in Goldman Sachs Taxable Investment Grade Funds, you can capitalize on Goldman Sachs' 131-year history of excellence while benefiting from the firm's leadership in three areas:

1 Global Resources

With professionals based through-out the Americas, Europe and Asia, Goldman Sachs possesses first-hand knowledge of the world's markets and economies.

2 Fundamental Research

Goldman Sachs is recognized by the managements of corporations worldwide as a leader in investment research. As a result, we obtain face-to-face meetings with managers on a timely, regular basis.

3 Risk Management

Goldman, Sachs & Co. excels in understanding,monitoring and managing investment risk - a process that is integrated into all Goldman Sachs investment products.

*The exchange privilege is subject to termination and its terms are subject to change.

GOLDMAN SACHS ASSET MANAGEMENT 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005

T R U S T E E S	O F F I C E R S
Ashok N. Bakhru, Chairman	Douglas C. Grip, President
David B. Ford	Jesse H. Cole, Vice President
Douglas C. Grip	Kerry Daniels, Vice President
John P. McNulty	James A. Fitzpatrick, Vice President
Mary P. McPherson	Mary Hoppa, Vice President
Alan A. Shuch	Nancy L. Mucker, Vice President
Jackson W. Smart, Jr.	John M. Perlowski, Treasurer
William H. Springer	Philip V. Giuca, Jr., Assistant Treasurer
Richard P. Strubel	Michael J. Richman, Secretary
Amy E. Belanger, Assistant Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

GOLDMAN SACHS INTERNATIONAL
Investment Adviser
133 Peterborough Court
London, England EC4A 2BB

Visit our internet address: www.gs.com/funds

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should read the Prospectus carefully before investing or sending money.

Goldman, Sachs & Co. is the distributor of the Funds.

Goldman Sachs Government Income Fund's, Goldman Sachs Short Duration Government Fund's and Goldman Sachs Adjustable Rate Government Fund's net asset values and yields are not guaranteed by the U.S. Government or by its agencies, instrumentalities or sponsored enterprises.

Goldman Sachs Global Income Fund's and Goldman Sachs Core Fixed Income Fund's foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

Copyright 2000 Goldman, Sachs & Co. All rights reserved. Date of first use: June 30, 2000 / 00-924